As filed with the Securities and Exchange Commission on January 13, 1999

                                                   Registration No. 33-98062
                                                                    811-8814

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [ ]
                          Pre-Effective Amendment No.                    [ ]
                        Post-Effective Amendment No. 3                   [x]

                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [x]

                                 Amendment No. 7

                        COMPANION LIFE SEPARATE ACCOUNT C
                           (Exact Name of Registrant)

                        COMPANION LIFE INSURANCE COMPANY
                               (Name of Depositor)

               401 Theodore Fremd Avenue, Rye, New York 10580-1493
              (Address of Depositor's Principal Executive Offices)

                Depositor's Telephone Number, including Area Code
                                 (402) 351-5087

                     Name and Address of Agent for Service:
                            Kenneth W. Reitz, Esquire
                            Mutual of Omaha Companies
                          Mutual of Omaha Plaza, 3-Law
                           Omaha, Nebraska, 68175-1008
                      Internet: ken.reitz@mutualofomaha.com

        It is proposed that this filing will become effective (check appropriate box):

        [ ]    immediately upon filing pursuant to paragraph (b)
        [ ]    on pursuant to paragraph (b)
        [ ]    60 days after filing pursuant to paragraph (a)(i)
        [x]    on the 80th day after filing pursuant to paragraph (a)(i)

        If appropriate, check the following box:
        [ ] This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                              CROSS REFERENCE SHEET
                              Pursuant to Rule 495


                   Showing Location in Part A (Prospectus) and
                  Part B (Statement of Additional Information)
          of Registration Statement of Information Required by Form N-4

                                     PART A

Item of Form N-4                                 Prospectus Caption
-----------------                                -----------------------
1.   Cover Page................................    Cover Page

2.   Definitions...............................    Definitions

3.   Synopsis..................................    Summary

4.   Condensed Financial Information...........    Financial Statements

5.   General
 (a) Depositor.................................    About Us
 (b) Registrant................................    Variable Investment Options
 (c) Portfolio Company.........................    Variable Investment Options
 (d) Fund Prospectus...........................    Variable Investment Options
 (e) Voting Rights.............................    Voting Rights

6.   Deductions and Expenses
 (a) General...................................    Expenses
 (b) Sales Load %..............................    Withdrawal Charge
 (c) Special Purchase Plan.....................    N/A
 (d) Commissions...............................    Distributor of the Policies
 (e) Expenses - Registrant.....................    N/A
 (f) Fund Expenses.............................    Other Expenses: Investment
                                                   Advisory Fees
 (g) Organizational Expenses...................    N/A

7.   Policies
 (a) Persons with Rights.......................    Basic Policy Provisions;
                                                   Policy Distributions;
                                                   Voting Rights
 (b) (i)   Allocation of Premium
           Payments............................    Summary:  Purchase  Payment
                                                   Flow  Chart;  Investment
                                                   Options; Dollar Cost
                                                   Averaging; Systematic
                                                   Transfer Enrollment Program
     (ii)  Transfers...........................    Transfers
     (iii) Exchanges...........................    N/A
 (c) Changes...................................    Adding,   Deleting  or
                                                   Substituting   Variable
                                                   Investments; Selecting an
                                                   Annuity Payout Option;
                                                   Annuity Starting Date
 (d) Inquiries.................................    Miscellaneous: Do You Have
                                                   Questions?

8.   Annuity Period............................    Annuity Payout Options

9.   Death Benefit.............................    Death Benefits

10.  Purchase and Policy Values

 (a) Purchases.................................    Policy Application and
                                                   Issuance
 (b) Valuation.................................    Accumulation Value
 (c) Daily Calculation.........................    Accumulation Value
 (d) Underwriter...............................    Distributor of the Policies

11.  Redemptions
 (a) By Owners.................................    Withdrawals
     By Annuitant..............................    N/A
 (b) Check Delay...............................    Policy Application and
                                                   Issuance
 (c) Lapse.....................................    N/A
 (d) Free Look.................................    Summary

12.  Taxes.....................................    Federal Tax Matters

13.  Legal Proceedings.........................    Legal Proceedings

14.  Table of Contents for the
     Statement of                                  Statement of Additional
     Additional Information....................    Information


                                     PART B
Item of Form N-4                                Statement of Additional
                                                Information Caption
----------------                                ------------------------
15.  Cover Page................................    Cover Page

16.  Table of Contents.........................    Table of Contents

17.  General Information
     and History..............................    (Prospectus) About Us

18.  Services
 (a) Fees and Expenses
     of Registrant.............................    N/A
 (b) Management Policies.......................    N/A
 (c) Custodian.................................    Custody of Assets
     Independent
     Auditors  ................................    Financial Statements
 (d) Assets of Registrant......................    Custody of Assets
 (e) Affiliated Person.........................    N/A
 (f) Principal Underwriter.....................    Distribution of the Policies

19.  Purchase of Securities
     Being Offered.............................    Distribution of the Policies
     Offering Sales Load.......................    N/A

20.  Underwriters..............................    Distribution of the Policies;
                                                  (Prospectus)  Distributor of
                                                   the Policies
21.  Calculation of Performance
     Data Calculation of Yields and Total Returns;
     Other Performance Data
22.  Annuity Payments..........................    (Prospectus) Annuity Payments
23.  Financial Statements......................    Financial Statements


                           PART C -- OTHER INFORMATION

Item of Form N-4                                      Part C Caption
------------------                                  -----------------
24.  Financial Statements
     and Exhibits.............................     Financial Statements and
                                                   Exhibits
 (a) Financial Statements......................    Financial Statements
 (b) Exhibits..................................    Exhibits

25.  Directors and Officers of.................    Directors and Officers of the
 the Depositor.................................    Depositor

26.  Persons Controlled By or Under Common         Persons Controlled By or
      Control with the Depositor or Registrant ..  Under Common Control with the Depositor or Registrant

27.  Number of Policy Owners...................    Number of Policy Owners

28.  Indemnification...........................    Indemnification

29.  Principal Underwriters....................    Principal Underwriters

30.  Location of Accounts
     and Records...............................    Location of Accounts and
                                                   Records

31.  Management Services.......................    Management Services

32.  Undertakings..............................    Undertakings

     Signature Page............................    Signatures

-------------------------------------------------------------------------------
[GRAPHIC OMITTED]                           PROSPECTUS: Dated _______, 1999
Companion of New York
A Mutual of Omaha Company                   SERIES V ULTRANNUITY
                                            Flexible Payment
                                            Variable Deferred Annuity Policy
-------------------------------------------------------------------------------
    The SERIES V ULTRANNUITY (the "Policy") is offered by Companion Life Insurance Company ("we, us, our, Companion"). The Policy is designed to aid you (the Owner, investor) in your long-term financial planning by providing for the accumulation of capital on a tax-deferred basis.

    To purchase a Policy, you must invest at least $5,000. Further investment is optional, but must be at least $500 each time.

                                                  Investment options offered
                                                  through the Policy include
                                                  25 variable options (where
                                                  you have the investment
                                                  risk) from:
 The investment portfolios offered through the        Alger American Fund
 Policy, while they may have the same or similar      Federated's Insurance Management Series
 names of retail mutual funds, are not the same       Fidelity's VIP Fund and VIP Fund II
 as those funds.  By law, the Policy may not offer    MFS Variable Insurance Trust
 those retail mutual funds, so it offers funds        Morgan Stanley Universal Funds
 whose names and characteristics may be similar       Pioneer Variable Contracts Trust
 to them but whose performance is not necessarily     Scudder Variable Life Investment Fund
 related to the retail funds.  The portfolios         T.Rowe Price Equity Series, Fixed Income Series
 are described in separate prospectuses that          and International Series
 accompany this Prospectus.                      and 2 fixed options (where we have the investment
                                                  risk) from:
                                                      Companion Life

    The variable investment options are not direct investments in mutual fund shares, but are purchases of Subaccount shares of Companion Life Separate Account C (the "Variable Account"), which in turn invests your Purchase Payments in the investment options pursuant to your directions. You must be given copies of the prospectus for each variable investment option when or before you receive this Prospectus.

The Policy is an annuity, so unlike other kinds of investments (retail mutual funds, certificates of deposit, stocks, etc.) you may have the Policy pay your investment back to you in installments for your entire life or for some other period. Prior to the Annuity Starting Date, you may transfer Policy value among the investment options. Restrictions may apply, especially on transfers out of fixed options. You may also withdraw all or part of the Policy's value at any time; however, withdrawals may be taxable, subject to a Withdrawal Charge and/or a tax penalty, and withdrawals from any fixed options may be delayed.

PLEASE  READ THIS  PROSPECTUS  CAREFULLY.     A  Statement  of   Additional   Information  about
IT  PROVIDES  INFORMATION  YOU SHOULD         us  and  the   Policy,  with   the  same  date  as
CONSIDER  BEFORE  INVESTING  IN  A  POLICY.   the  Prospectus,  is on file  with the  Securities
KEEP  THIS  PROSPECTUS  FOR  FUTURE           and   Exchange    Commission    ("SEC")   and   is
REFERENCE.  IT, AND THE STATEMENT OF          incorporated  into this  Prospectus  by reference.
ADDITIONAL INFORMATION,  GENERALLY DESCRIBE   You may obtain a copy by  writing  or calling  us,
ONLY THE POLICY AND VARIABLE INVESTMENT       or you may  access it in our  registration  on the
OPTIONS,  EXCEPT WHEN THE FIXED OPTIONS       SEC's  Web site  (http://www.sec.gov).  The  Table
ARE SPECIFICALLY MENTIONED.                   of  Contents  for  the   Statement  of  Additional
                                              Information is at the end of this Prospectus.

The Policy is a security. Although we register this Prospectus with the SEC, the SEC does not pass upon its accuracy or adequacy, nor does the SEC approve or disapprove the Policy. This Prospectus may only be used to offer the Policy where the Policy may lawfully be sold. No one is authorized to give information or make representations about the Policy that isn't in the Prospectus; if anyone does so, you should not rely upon it as being accurate or adequate.

AN INTEREST IN THE POLICY IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE POLICY IS NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. THE POLICY INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

CONTENTS

                                                                    Page(s)
                                                                     --------
                   DEFINITIONS                                         3
                   ------------------------------------------------ --------
                   SUMMARY                                            4-9
                       Comparison to Other Policies and
                       Investments
                       How the Policy Operates
                       Summary of Expense Charges
                       Examples of Expenses Effect on a Policy
                   ------------------------------------------------ --------
                   FINANCIAL STATEMENTS                               9-10
                   ------------------------------------------------ --------
                   ABOUT US                                           10
                   ------------------------------------------------ --------
                   INVESTMENT OPTIONS                                11-17
                       Variable Investment Options
                       Fixed Investment Options
                           Fixed Account
                       Transfers
                       Dollar Cost Averaging
                       Asset Allocation Program
                       Rebalancing
                    ------------------------------------------------ --------
                   BASIC POLICY PROVISIONS                           17-20
                       Policy Application and Issuance
                       Accumulation Value
                       Telephone Transactions
                       Death of Annuitant
                       Minor Owner or Beneficiary
                       Policy Termination
                   ------------------------------------------------ --------
                   EXPENSES                                          20-21
                       Withdrawal Charge and Waivers
                       Mortality and Expense Risk Charge
                       Administrative Charges
                       Transfer Fee
                       Premium Tax Charge
                       Other Expenses
                   ------------------------------------------------ --------
                    POLICY DISTRIBUTIONS                              21-25
                       Withdrawals
                       Annuity Payments
                       Death Benefits (Standard, IRS required)
                   ------------------------------------------------ --------
                    FEDERAL TAX MATTERS                               25-28
                       Taxation of Annuities
                       Qualified Plan Uses of the Policy
                   ------------------------------------------------ --------
                   MISCELLANEOUS                                      28
                       Distributor of the Policies
                       Voting Rights
                       Year 2000 Issues
                       Legal Proceedings
                       Do You Have Questions?
                    ------------------------------------------------ --------
                   Statement of Additional Information Table of       29
                   Contents

-----------------------------------------------------------
DEFINITIONS

Accumulation Units are an accounting unit of measure used to calculate the Accumulation Value of the Variable Account.

Accumulation Value is the dollar value as of any Valuation Date of all amounts accumulated under the Policy.

Anniversary Value is the Accumulation Value on a Policy anniversary.

Annuitant  is  the  person  on  whose  life  annuity  payments   involving  life
contingencies are based. The Annuitant only has rights under the Policy if the Annuitant is also the Owner, and then has Ownership rights only.

Annuity Starting Date is the date when annuity payments are to begin. The latest Annuity Starting Date permitted is the Annuitant's 90th birthday. Beneficiary is the person(s) or other legal entity who receives Policy benefits, if any, upon your death.

Cash Surrender Value is the Accumulation Value less any Withdrawal Charge and any Policy Fee.

Date of Issue is the date the  Policy is  issued,  as shown on the  Policy  Data
Page.

Due Proof of Death is a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us will constitute Due Proof of Death.

Fixed Account is an account consisting of general account assets of ours.

Payee is the person who receives annuity payments under the Policy.

Owner is the person(s) who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy. The Owner may change the ownership of the Policy or pledge it as collateral by assigning it.

Policy Year -- A Policy Year begins on the Date of Issue and each Policy anniversary.

SEC is the Security Exchange Commission, the federal governmental agency regulating securities.

Series Funds are diversified, open-end investment management companies in which the Variable Account invests.

Subaccount is a segregated account within the Variable Account investing in a specified portfolio of one of the Series Funds.

Telephone Transaction are transactions you may make by telephone based upon prior Written Notice authorization.

Us, We, Our is Companion Life Insurance Company. All communication to us regarding your Policy should be sent to Companion Life, Variable Product Service, P.O. Box 3664, Omaha, Nebraska 68108-0664. Telephone: 1-800-494-0067.

Valuation Date is each day that the New York Stock Exchange is open for trading.

Valuation Period is the period commencing at the close of business of the New York Stock Exchange on each Valuation Date and ending at the close of business for the next succeeding Valuation Date.

Variable Account -- Companion Life Separate Account C, a separate account maintained by us in which a portion of our assets has been allocated for the Policy and certain other policies.

Written Notice or Request -- Written notice, signed by you, that gives us the information we require and is received at Companion Life: Variable Product Service, P.O. Box 3664, Omaha, Nebraska 68108-0664.

-----------------------------------------------------------
SUMMARY

o   COMPARISON TO OTHER POLICIES AND INVESTMENTS

    Compared to fixed annuities. Like fixed-interest annuities, the Policy offers the ability to accumulate capital on a tax-deferred basis, offers the ability to have a guaranteed minimum return on your investment (if you choose a fixed option), allows you to make partial or full withdrawals from your Policy, and can provide annuity payments for the rest of your life or for some other period. The Policy is different from fixed-interest annuities in that, to the extent your capital is invested in variable investment options, the Accumulation Value will reflect the investment experience of the selected variable investment options, so you have the investment risk and opportunity, not us.
    Compared to mutual funds. The Policy is designed to provide insurance and annuity protection. Although the underlying investment portfolios to which Accumulation Value may be allocated invest in securities similar to those in which mutual funds available directly to the public invest, in many ways the Policy differs from mutual fund investments. The main differences are:

o The Policy provides a death benefit, based on our assumption of an actuarially calculated risk.
o We, not you, own the investment portfolio's underlying series fund shares. You own interests in our Subaccounts that invest in series fund portfolios as directed by you.
o Insurance-related charges not associated with mutual fund investments are deducted from values of the Policy.
o Federal income tax liability on any earnings is deferred until you receive a distribution from the Policy. Transfers from one underlying series fund portfolio to another are accomplished without tax liability under current law.
o Dividends and capital gains distributed by the investment portfolio's underlying series funds are automatically reinvested.
o Premature withdrawals are subject to a 10% federal tax penalty. Also, Policy earnings that would be treated as capital gains in a mutual fund are treated as ordinary income, although such earnings are exempt from taxation if received as a death benefit or taxation is deferred until such earnings are distributed.
o New York insurance law grants you 10 days to review your policy and cancel it. The terms of this "right to examine" period is stated on the cover of your Policy.

o   HOW THE POLICY OPERATES
    The following chart shows how the Policy operates. For more information, refer to specific sections of this Prospectus.

               --------------------------------------------------
                                PURCHASE PAYMENTS
                  o Minimum initial Purchase Payment is $5,000
                    ($2,000 if you elect to make electronic funds transfer payments of at least $100 per month, or quarterly, semi-annual or annual payment equivalents).
                  o Minimum additional Purchase Payment is $500.
                  o No Purchase Payments after earlier of the
                    Annuity Starting Date or your 83th birthday.
               --------------------------------------------------



       ------------------------------------------------------------------
                 DEDUCTIONS BEFORE ALLOCATING PURCHASE PAYMENTS
                                      None
       ------------------------------------------------------------------



 -------------------------------------------------------------------------------
                         INVESTMENT OF PURCHASE PAYMENTS
       o You direct the allocation of the initial Purchase Payment and any additional Purchase Payments among 25 Subaccounts of the Variable
         Account and the Fixed Account. The Subaccounts invest in corresponding series funds.
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------
                             DEDUCTIONS FROM ASSETS
   o Daily charges deducted from the net assets in the Variable Account equal to an annual rate of:
       -   1% for our mortality and expense risk;
       -   0.2% for our administrative expenses.
   o Annual Policy Fee of $30 Per Year. (Waived if Accumulation Value is more than $50,000 on the Policy anniversary.)
   o   $10 transfer fee (first 12 transfers per Year are free).
   o Investment advisory fees and fund expenses are deducted from the assets of each Subaccount.
   -----------------------------------------------------------------------------



    ------------------------------------------------------------------------
                               ACCUMULATION VALUE
       o Accumulation Value is equal to the initial Purchase Payment and any additional Purchase Payments, as adjusted each day the New York Stock Exchange is open to reflect Subaccounts' investment experience, charges deducted and other Policy transactions (such as transfers and partial withdrawals).
       o Accumulation Value may vary daily. There is no minimum guaranteed Accumulation Value.
       o Accumulation Value can be transferred among the Subaccounts and the Fixed Account.
       o  Dollar cost averaging and asset rebalancing programs are available.
       o Accumulation Value is the starting point for calculating certain values under a Policy, such as the Cash Surrender Value and the Death Benefit.

       ------------------------------------------------------------------------



--------------------------------------------------------------------------------
                       ACCUMULATION VALUE BENEFITS
o   All or part of the Accumulation Value may be withdrawn.
    Each Policy Year, up to 15% of the  Accumulation  Value
    as of the  date  of the  first withdrawal that year        DEATH  BENEFITS
    may be withdrawn without a Withdrawal Charge.         o Available  as a lump
    Thereafter,  the  Withdrawal  Charge is  calculated     sum or under a
    separately for each  Purchase  Payment withdrawn        variety  of payment
    based on the number of years  elapsed since             options.
    the   Purchase  Payment was made; it is 7%
    in the first year after a Purchase Payment is made
    and then  decreases  by 1% in each  successive  year
    to 0% after the seventh  year.
o   Fixed and variable annuity Payout Options are available.
--------------------------------------------------------------------------------

o   SUMMARY OF EXPENSE CHARGES

  Policy Owner Transaction Expenses
  o   Maximum Withdrawal Charge                                    7%
      (% of each Purchase Payment Surrendered)/1
  o   Transfer Fee              -  First 12 Transfers Per Year:    NO FEE
                                -  Over 12 Transfers in One Year:  $10 each

  Variable Account Annual Expenses
          (deducted daily to equal this annual % of account value)
  o   Mortality and Expense Risk Fees                              1.00%
  o   Administrative Expense Charge                                0.20%
                      Total Variable Account Annual Expenses       1.20%

  Other Annual Expenses
  o   Annual Policy Fee                                            $30 Per Year
         (waived if Accumulation Value is greater than $50,000 on Policy Anniversary)



               FOR MORE DETAILED INFORMATION ABOUT THE POLICY,
            PLEASE READ THE REST OF THIS PROSPECTUS AND THE POLICY.




/ 1 Each Policy Year up to fifteen percent (15%) of the Accumulation Value as of the date of the first withdrawal that year can be withdrawn without a Withdrawal Charge. Thereafter, the Withdrawal Charge is calculated separately for each Purchase Payment withdrawn based on the number of years elapsed since the Purchase Payment was made; it is 7% in the first year after a Purchase Payment is made and then decreases by 1% in each successive year to 0% after the seventh year.

Series Fund Annual Expenses(2)                 Management   Other   Total Series
(as a percentage of average net assets)          Fees      Expenses  Fund Annual
                                                                        Expenses
------------------------------------------------------------ ------- ----------
Portfolio:
Alger American Growth                               0.75%     0.04%    0.79%
Alger American Small Capitalization                 0.85%     0.04%    0.89%
Federated Prime Money Fund II *                     0.30%     0.50%    0.80%
Federated Fund for U.S. Government Securities II *  0.15%     0.65%    0.80%
Fidelity VIP II Asset Manager: Growth ***           0.65%     0.22%    0.87%
Fidelity VIP II Contrafund ***                      0.61%     0.13%    0.74%
Fidelity VIP Equity Income ***                      0.51%     0.07%    0.58%
Fidelity VIP II Index 500 **                        0.13%     0.15%    0.28%
MFS Emerging Growth                                 0.75%     0.25%    1.00%
MFS High Income Fund                                0.75%     0.25%    1.00%
MFS Research                                        0.75%     0.25%    1.00%
MFS Value Series                                    0.75%     0.25%    1.00%
MFS World Government                                0.75%     0.25%    1.00%
Morgan Stanley Emerging Markets Equity **            0%       1.75%    1.75%
Morgan Stanley Fixed Income **                       0%       0.70%    0.70%
Pioneer Capital Growth                              0.65%     0.14%    1.79%
Pioneer Real Estate **                              .88%      0.37%    1.25%
Scudder Global Discovery **, *****                  0.67%     1.08%    1.75%
Scudder Growth & Income ***, *****                  0.48%     0.22%    0.80%
Scudder International                               0.86%     0.17%    1.00%
T. Rowe Price Equity Income ****                     0%       0.85%    0.85%
T. Rowe Price International ****                     0%       1.05%    1.05%
T. Rowe Price Limited-Term Bond ****                 0%       0.70%    0.70%
T. Rowe Price New America Growth ****                0%       0.85%    0.85%
T. Rowe Price Personal Strategy Balanced ****        0%       0.90%    0.90%

==============================================================================
* Both Federated Prime Money Fund II and Federated Fund for U.S. Government Securities II currently bundle their fees and expenses and limit the total charge. Absent any fee waiver or expense reimbursement, the total fees and expenses for each fund would have been 1.00% and 1.25% respectively.
** Without fee waiver or expense  reimbursement limits the following funds would have had the charges set forth below:
                                   Management        Other           Total
                                   Fees               Expenses       Expenses
                                   -----------       -----------      --------
  Fidelity VIP II Index 500         0.28%             0.15%              0.43%
  Morgan Stanley Emerging
      Markets Equity                1.25%             2.87%              4.12%
  Morgan Stanley Fixed Income       0.40%             1.31%              1.71%
  Pioneer Real Estate               0.88%             0.48%              1.36%
  Scudder Global Discovery          0.98%             2.00%*****         2.98%

*** These funds have voluntarily  agreed to limit their total annual expenses to the limits shown below:
  Fidelity VIP II Asset Manager: Growth and Fidelity VIP II Contrafund - 1.00% Fidelity VIP Equity Income and Scudder Growth & Income - 1.50%
**** T. Rowe Price Funds do not itemize management fees and other expenses. ***** Includes .25% 12b-1 fee assessed for payment of distribution administration expenses.
================================================================================


(2)The fee and expense data regarding each Series Fund, which are fees and expenses for 1997, was provided to us by the Series Fund. The Series Funds are not affiliated with us.

Examples(3)                            1. Surrender Policy at                 2. Annuitize Policy at      3. Policy is not
An Owner would pay the following          end of the time period or              the end of the time         surrendered and is not
expenses on a $1,000 investment,          annuitize an Annuity                   period and Annuity          annuitized
assuming a 5% annual return on            Option 4 (Lifetime                     Option 4 (Lifetime
assets if:                                Income) is NOT chosen                   Income) IS chosen

Portfolio                              1Yr   3Yr   5Yr   10Yr  1Yr   3Yr   5Yr 10Yr   1Yr  3Yr   5Yr   10Yr
------------------------------------- ------ ---- ----  ----- ----- ---- ----- ----- ----- ---- ----- ------
Alger American Growth                 $83   115   148    260  $83    66   115   260   $21   66   115    260
Alger American Small Capitalization    84   118   153    273   84    69   120   273    22   69   120    273
------------------------------------ ----- ----- ----- ------ ---- ----- ----- ----- ----- ---- ----- ------
Federated Prime Money Fund II          83   115   148    262   83    66   116   262    21   66   116    262
Federated Fund for U.S. Government
     Securities II                     83   115   148    262   83    66   116   262    21   66   116    262
------------------------------------ ----- ----- ----- ------ ---- ----- ----- ----- ----- ---- ----- ------
Fidelity VIP II Asset Manager          84   115   152    270   84    66   119   270    21   66   119    270
Growth                                 83   113   148    254   83    64   115   254    20   64   115    254
Fidelity VIP II Contrafund             82   109   138    234   82    60   105   234    19   60   105    234
Fidelity VIP Equity Income             78    99   120    197   78    50    87   197    16   50    87    197
Fidelity VIP II Index 500
------------------------------------ ----- ----- ----- ------ ---- ----- ----- ----- ----- ---- ----- ------
MFS Emerging Growth                    85   122   159    287   85    72   127   287    23   72   127    287
MFS High Income Fund                   85   122   159    287   85    72   127   287    23   72   127    287
MFS Research                           85   122   159    287   85    72   127   287    23   72   127    287
MFS Value Series                       85   122   159    287   85    72   127   287    23   72   127    287
MFS World Government                   85   122   159    287   85    72   127   287    23   72   127    287
------------------------------------ ----- ----- ----- ------ ---- ----- ----- ----- ----- ---- ----- ------
Morgan Stanley Emerging Markets
        Equity                         93   145   210    381   93    96   168   381    30   96   168    381
Morgan Stanley Fixed Income            82   112   142    249   82    63   110   249    20   63   110    249
------------------------------------ ----- ----- ----- ------ ---- ----- ----- ----- ----- ---- ----- ------
Pioneer Capital Growth                 83   115   148    260   83    66   115   260    21   66   115    260
Pioneer Real Estate                    88   129   173    318   88    80   141   318    26   80   141    318
------------------------------------ ----- ----- ----- ------ ---- ----- ----- ----- ----- ---- ----- ------
Scudder Global Discovery               93   145   201    381   93    93   168   381    31   93   168    381
Scudder Growth & Income                83   115   148    262   83    83   116   262    21   83   116    262
Scudder International                  85   121   159    286   85    85   127   286    23   85   127    286
------------------------------------ ----- ----- ----- ------ ---- ----- ----- ----- ----- ---- ----- ------
T. Rowe Price Equity Income            84   117   151    268   84    68   118   268    22   68   118    268
T. Rowe Price International            86   123   162    293   86    74   129   293    24   74   129    293
T. Rowe Price Limited-Term Bond        82   112   143    249   82    63   110   249    20   63   110    249
T. Rowe Price New America Growth       84   117   151    268   84    68   118   268    22   68   118    268
T. Rowe Price Personal Strategy
     Balanced                          84   118   154    274   84    69   121   274    22   69   121    274
==================================== ===== ===== ===== ====== ==== ===== ===== ===== ===== ==== ===== ======

These examples should not be considered representations of past or future expenses. Actual expenses paid may be greater than or less than those shown, subject to the guarantees in the Policy. The assumed 5% annual rate of return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than this assumed rate.

-----------------------------------------------------------
FINANCIAL STATEMENTS

   The Financial Statements for Companion Life, the Subaccounts and the related independent auditor's report are contained in the Statement of Additional Information. (See the cover page on how to get a copy.) At December 31, 1998, net assets of the Subaccounts were represented by the following Accumulation
Unit Values and Accumulation Units. This information should be read in conjunction with the Variable Account's financial statements and related notes included in the Statement of Additional Information.



(3) The $30 annual Policy Fee is reflected as a daily 0.10% charge in these Examples, based on an average Accumulation Value of $30,000.


                                      Accumulation Unit   Accumulation Unit       Number of
Subaccount                               Value on       Value at End of Year  Accumulation Units at
(Date of Inception                   Commencement Date     (December 31)         End of Year
                                            ($)                 ($)               December 31)
------------------------------------------- ------------- ----------------   -----------------
Alger American Growth (12/13/96)             10.
        1996.....................................            13.071                    0.
        1997.....................................            16.240               26,254
        1998.....................................
Alger American Small Capitalization          10.
(12/13/96)
        1996.....................................            12.448                    0.
        1997.....................................            13.690               16,717
        1998.....................................
Federated Prime Money Fund II  (12/13/96)     1.
        1996.....................................             1.059                    0.
        1997.....................................             1.098              410,506
        1998.....................................
Federated Fund for U.S. Government           10.
Securities II (12/13/96)
        1996.....................................            10.882                    0.
        1997.....................................            11.674               31,521
        1998.....................................
Fidelity VIP II Asset Manager: Growth        10.
(12/13/96)
        1996.....................................            13.353                    0
        1997.....................................            16.500               58,425
        1998.....................................
Fidelity VIP II Contrafund (12/13/96)        10.
        1996.....................................            14.070                    0
        1997.....................................            17.257               27,082
        1998.....................................
Fidelity VIP Equity Income (12/13/96)        10.
        1996.....................................            13.090                    0
        1997.....................................            16.571               48,536
        1998.....................................
Fidelity VIP II Index 500 (5/1/98)           10.
        1998.....................................
MFS Emerging Growth (12/13/96)               10.
        1996.....................................            13.480                    0
        1997.....................................            16.230               21,242
        1998.....................................
MFS High Income Fund (12/13/96)             10.
        1996.....................................            11.548                    0
        1997.....................................            12.960               17,267
        1998.....................................
MFS Research (12/13/96)                     10.
        1996.....................................            13.277                    0.
        1997.....................................            15.775               30,779
        1998.....................................
MFS Value Series (5/1/98)                   10.
        1998.....................................
MFS World Government (12/13/96)             10.
        1996.....................................            10.527                    0.
        1997.....................................            10.283               14,907
        1998.....................................
Morgan Stanley Emerging Markets Equity      10.
(5/1/99)


                                       9


                                            Accumulation Unit   Accumulation Unit       Number of
Subaccount                                     Value on       Value at End of Year  Accumulation Units at
(Date of Inception                         Commencement Date     (December 31)         End of Year
                                                 ($)                 ($)               December 31)
------------------------------------------- ------------------ ---------------   ---------------------
        1998.....................................            NA                       NA
Morgan Stanley Fixed Income (5/1/99)        10.
        1998.....................................            NA                       NA
Pioneer Capital Growth (5/1/98)             10.
        1998.....................................
Pioneer Real Estate (5/1/98)                10.
        1998.....................................
Scudder Global Discovery (5/1/98)           10.
        1998.....................................
Scudder Growth & Income (5/1/98)            10.
        1998.....................................
Scudder International (12/13/96)            10.
        1996.....................................            12.067                    0.
        1997.....................................            13.004               15,759
        1998.....................................
T.Rowe Price Equity Income (12/13/96)       10.
        1996.....................................            13.731                    0.
        1997.....................................            17.481               52,630
        1998.....................................
T.Rowe Price International (12/13/96)       10.
        1996.....................................            11.976                    0.
        1997.....................................            12.200               23,539.
        1998.....................................
T.Rowe Price Limited-Term Bond (12/13/96)   10.
        1996.....................................            10.582                    0.
        1997.....................................            11.160               31,032
        1998.....................................
T.Rowe Price New America Growth (12/13/96)  10.
        1996.....................................            15.496                    0.
        1997.....................................            18.543               19,742
        1998.....................................
T.Rowe Price Personal Strategy (12/13/96)   10.
        1996.....................................            12.719                    0.
        1997.....................................            14.833               50,339
        1998.....................................

*    Accumulation Unit Values are rounded to the nearest hundredth of a cent.
**   Accumulation Units are rounded to the nearest unit.

-----------------------------------------------------------
ABOUT US

    We are Companion Life Insurance Company, a stock life insurance company organized under the laws of the State of New York in 1949. We are a wholly owned subsidiary of United of Omaha Life Insurance Company, which is a subsidiary of Mutual of Omaha Insurance Company. The Mutual of Omaha family of companies provide life, health, disability, home and auto insurance, mutual funds, trust services, and investment sales and brokerage services. The Mutual of Omaha Companies have a proud tradition of supporting environmental education, made popular through its long-running Mutual of Omaha's Wild Kingdom television program, and continued through its Wildlife Heritage Trust. Companion Life is principally engaged in the business of issuing group and individual life insurance and annuity policies, and group accident and health insurance in New York State. As of December 31, 1997, United of Omaha had assets of over $465 million.

    We may from time to time publish (in advertisements, sales literature and reports to Owners) the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Moody's, Standard & Poor's, and Duff & Phelps. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability, and the ratings should not be considered as bearing on the investment performance of assets held in the Variable Account or the degree of risk associated with an investment in the Variable Account.

-----------------------------------------------------------
INVESTMENT OPTIONS

                    THE INVESTMENT RESULTS OF EACH INVESTMENT OPTION, WHOSE INVESTMENT OBJECTIVES ARE DESCRIBED BELOW, ARE LIKELY TO DIFFER SIGNIFICANTLY. YOU SHOULD CONSIDER CAREFULLY, AND ON A CONTINUING BASIS, WHICH PORTFOLIO OR COMBINATION OF INVESTMENT OPTIONS BEST SUITS YOU LONG-TERM INVESTMENT OBJECTIVES.

     We recognize you have very personal goals and investment strategies. The Policy allows you to choose from a wide array of investment options - each chosen for its potential to meet specific investment objectives. You may allocate all or a part of your Policy Purchase Payments to one or a combination of the variable investment options or the fixed investment options. Allocations must be in whole percentages and total 100%.

                    THE SERIES FUND PORTFOLIO, WHILE THEY MAY HAVE THE SAME OR SIMILAR NAMES OF RETAIL MUTUAL FUNDS, ARE NOT THE SAME AS THOSE FUNDS. bY LAW, THE pOLICY CANNOT OFFER THOSE RETAIL MUTUAL FUNDS, SO IT OFFERS INVESTMENT PORTFOLIOS WHOSE NAMES AND CHARACTERISTICS MAY BE SIMILAR TO THEM BUT WHOSE PERFORMANCE IS NOT NECESSARILY RELATED TO THE RETAIL FUNDS.

                    FOR DETAILED INFORMATION ABOUT ANY PORTFOLIO, INCLUDING ITS PERFORMANCE HISTORY, REFER TO THE SERIES fUND PROSPECTUS FOR THAT PORTFOLIO.

     VARIABLE INVESTMENT OPTIONS

        With the Policy's variable investment options, you bear the investment risk, not us. This means you, not we, control the amount of money you invest in each of the variable investment portfolios, and you, not we, bear the risk those portfolios will perform better or worse than you expect.
        The Variable Account, Companion Life Separate Account C, provides you with variable investment options in the form of Series Fund portfolios to fund the benefits provided by your Policy. Each Series Fund is an open-end investment management company. When you allocate Policy funds to a Series Fund portfolio, those funds are placed in a Variable Account Subaccount corresponding to that portfolio, and the Subaccount in turn in invests in the Series Fund portfolio in the amount of your allocation. Each portfolio operates as a separate investment fund, and the income or losses of one portfolio generally have no effect on the investment performance of any other portfolio. Complete descriptions of each portfolio's investment objectives and restrictions and other material information related to an investment in the portfolio are contained in the prospectuses for each of the Series Funds which accompany this Prospectus.
    The Variable Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Variable Account or Companion Life. The Variable Account was established as a separate investment account of Companion Life under New York law on February 14, 1994. Under New York law, we own Variable Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of other separate investment accounts or other business unrelated to the Variable Account. These assets are held by us for our variable annuity insurance policies. Any and all distributions made by the Series Funds with respect to the shares held by the Variable Account will be reinvested in additional shares at net asset value. Because we do not manage the investments of the portfolios, we do not guarantee the Variable Account's performance. We are, however, responsible for meeting the obligations of the Policy to you.


------------------- ---------------------------------------------------------------- --------------------------------------------
                    Variable Investment Options
Asset               under Companion Life Separate Account C                        Objective
Category*               (Series Fund-Portfolio)
                                                       Investments
------------------- ---------------------------------------------------------------- --------------------------------------------
                    MFS Variable Insurance Trust -
                    MFS Emerging Growth Portfolio (5)                                Long-term capital appreciation.

Aggressive
Growth
                                  Common   stocks  of  small  and   medium-sized
                                  companies  with  growth  potential.  May  make
                                  limited  investments  in lower  rated bonds or
                                  comparable unrated securities.

                    Alger American Fund -
                    Alger American Small Capitalization Portfolio (1)                Long-term capital appreciation

                                  Common  stocks of companies  with total market
                                  capitalization of less than $1 billion.
                                  Such securities may have limited marketability
                                  and be  subject  to  more  abrupt  or  erratic
                                  market   movements  than  the  general  equity
                                  market.
------------------- -------------------------------------------------------------------------------------------------------------
                    Pioneer Variable Contracts Trust -                               Long-term capital appreciation
Real Estate         Pioneer Real Estate Growth Portfolio (8)                         with current income.

                                  Real  estate  investment  trusts  (REITs)  and
                                  other real estate industry companies.
------------------- -------------------------------------------------------------------------------------------------------------
                    T. Rowe Price International Series, Inc. -
                    T. Rowe Price International Stock Portfolio (10)                 Long-term capital appreciation.
International
                                  Common stock of foreign companies.

                    Scudder Variable Life Investment Fund -
                    Scudder VLIF International Portfolio (9)                         Long-term capital appreciation.

                                  Common stock of foreign companies, diversified among several countries and industries.

                    Scudder  Variable Life Investment  Fund - Long-term  capital appreciation  Scudder VLIF Global  Discovery  Portfolio  (9)
                    with current income.

                                  Common  stocks of small  foreign and  domestic
                                  companies,  including  to a limited  extent in
                                  lower  rated  bonds  or   comparable   unrated
                                  securities.

                    Morgan Stanley Universal Funds, Inc. -
                    Morgan Stanley Emerging Markets Equity Portfolio (6)             Long-term capital appreciation.

                                  Securities  of  "emerging"  foreign  countries
                                  (countries   whose  economies  are  developing
                                  strongly and where equity markets are becoming
                                  sophisticated).  Such  investments  may not be
                                  feasible or may involve unacceptable political
                                  risks  in  some  countries,  and  may  involve
                                  greater risk than securities in more developed
                                  countries and markets.
------------------- -------------------------------------------------------------------------------------------------------------
                    MFS Variable Insurance Trust -                                   High current income
Bond -              MFS High Income Portfolio (5)                                    and capital appreciation.
High Yield
                                  Diversified bond portfolio,  some of which may
                                  involve equity features, including lower-rated
                                  bonds or comparable unrated securities.
------------------- -------------------------------------------------------------------------------------------------------------
                    T. Rowe Price Equity Series, Inc. -
                    T. Rowe Price New American Growth Portfolio (11)                 Long-term capital appreciation.
                                Common  stocks  of  companies  in the  service
                                sector of the economy.

                    MFS Variable Insurance Trust -
------------------- ---------------------------------------------------------------- --------------------------------------------


                                       12

                                                                                     Long-term capital appreciation.

                                  Common stocks or securities convertible into common stocks of companies expected to possess better than average prospects for long-term growth. May invest to a limited extent in lower-rated securities or comparable unrated securities.

                    Fidelity Variable Insurance Products Fund II -
                    Fidelity VIP II Contrafund Portfolio (3)                         Long-term capital appreciation.

                                  Securities of companies, foreign and domestic,
                                  that are currently  undervalued,  unpopular or
                                  overlooked,    but   analysts   believe   show
                                  potential  for growth.  May use  techniques to
                                  hedge risk.

                    Alger American Fund -
                    Alger American Growth Portfolio (1)                              Long-term capital appreciation.

                                  Common stocks of companies with total market capitalization of $1 billion or more.

                    Pioneer Variable Contracts Trust -
                    Pioneer Capital Growth Portfolio (8)                             Long-term capital appreciation.

                                  Securities of companies, foreign and domestic,
                                  that are currently  undervalued,  unpopular or
                                  overlooked,    but   analysts   believe   show
                                  potential for growth.
                    MFS Variable Insurance Trust -
                    MFS Value Series Portfolio (5)                                   Long-term capital appreciation.

                                  Common   stocks  of   foreign   and   domestic
                                  companies.  May make  limited  investments  in
                                  lower  rated  bonds  or   comparable   unrated
                                  securities.
------------------- -------------------------------------------------------------------------------------------------------------
                    Fidelity  Variable  Insurance  Products  Fund II - Long-term capital appreciation Fidelity VIP II Index 500 Portfolio (3)
                    with current income.
Growth &
Income

                                  Common stocks of companies that comprise the Standard & Poor's 500 index.

                    Scudder Variable Life Investment Fund - Long-term capital appreciation Scudder VLIF Growth & Income Portfolio (9) with current income.

                                  Common and preferred  stocks,  and  securities
                                  convertible  into  common  stocks,   of  large
                                  established companies.
------------------- -------------------------------------------------------------------------------------------------------------
                    T. Rowe Price Equity Series, Inc. -
                    T. Rowe Price Equity Income Portfolio (11)                       Dividend income and capital appreciation.
Equity
Income

                                  Common stocks of established companies that pay dividends.

                    Fidelity Variable  Insurance Products Fund - Dividend income
                    and  capital   appreciation   Fidelity  VIP  Equity   Income
                    Portfolio (3) surpassing the S&P 500 average.

                                  Securities  of   established   companies  that
                                  produce income and capital appreciation.
------------------- ---------------------------------------------------------------- --------------------------------------------

                    T. Rowe Price Equity Series, Inc. -     (11)
                    T. Rowe Price Personal Strategy Balanced Portfolio               Dividend income and capital appreciation.
Balanced
                                  Diversified  portfolio  of  stocks,  bond  and
                                  money  market  securities.  Bond  holdings are
                                  primarily  investment  grade,  but can include
                                  more volatile unrated bonds.

                    Fidelity Variable Insurance Products Fund II -
                    Fideltiy VIP II Asset Manager Growth Portfolio (3,4) Long term capital appreciation.

                                  Diversified  portfolio of domestic and foreign
                                  stocks,  bonds, money market  securities,  and
                                  derivative transactions.
------------------- -------------------------------------------------------------------------------------------------------------
                    MFS Variable Insurance Trust -                                   Capital appreciation and growth with
Bond -              MFS World Government Portfolio (5)                               moderate current income.
International

                                  Foreign and U.S. government bonds.
                    Insurance Management Series -
                    Federated Fund for U.S. Government Securities II Portfolio (2)   Current income.

------------------- ---------------------------------------------------------------- --------------------------------------------
Bond -
Domestic
                                  U.S. Government bonds.

                    T. Rowe Price Fixed Income Series, Inc. -                        High level of current income consistent
                    T. Rowe Price Limited Term Bond Portfolio (11)                   with modest price fluctuations.

                                  Short- and intermediate-term  investment grade
                                  debt securities.
------------------- -------------------------------------------------------------------------------------------------------------
                                                                                     Above average return from a diversified
                    Morgan Stanley Universal Funds, Inc. -                           portfolio of fixed income securities and
                    Morgan Stanley Fixed Income Portfolio (7)                        derivatives.

                                  Medium   to   high   quality    fixed   income
                                  investments of intermediate maturity.
------------------- -------------------------------------------------------------------------------------------------------------
                    Insurance Management Series -                                    Current income consistent with the
Money Market        Federated Prime Money Fund II Portfolio (2)                      stability of principal.

                                  Money market instruments maturing in 13 months or less.  This portfolio is not insured by the
                                  U.S. government, and there is no guarantee it will be able to maintain a stable net asset value per share.
------------------- -------------------------------------------------------------------------------------------------------------

Investment Advisers and Subadvisers of the Series Funds:
     (1) Fred Alger Management, Inc.
     (2) Federated Advisors.
     (3) Fidelity Management & Research Company.
     (4) Fidelity Investment Management and Research (U.K.) Inc., and Fidelity Management and Research Far East Inc., regarding research and investment recommendations with respect to companies based outside the United States.
     (5) Massachusetts Financial Services Company.
     (6) Morgan Stanley Asset Management, Inc.
     (7) Miller Anderson & Sherrerd, LLP.
     (8) Pioneer Investment Management.
     (9) Scudder Kemper Investments, Inc.
     (10)Rowe Price-Fleming International, Inc., a joint venture between T. Rowe Price Associates, Inc. and Robert
         Fleming Holdings Limited.
     (11)T. Rowe Price Associates, Inc.

(*) Asset Category designations are our own to help you gain insight into each portfolio's intended objectives, but do not assure any portfolio will perform consistent with the categorization. INFORMATION CONTAINED IN THE SERIES FUNDS' PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING IN ANY PORTFOLIO OF THE VARIABLE ACCOUNT.

WE DO NOT ASSURE THAT ANY PORTFOLIO WILL ACHIEVE ITS STATED OBJECTIVE. DETAILED INFORMATION, INCLUDING A DESCRIPTION OF EACH PORTFOLIO'S INVESTMENT OBJECTIVE AND POLICIES, A DESCRIPTION OF RISKS INVOLVED IN INFESTING IN EACH OF THE PORTFOLIOS, AND EACH PORTFOLIO'S FEES AND EXPENSES, IS CONTAINED IN THE PROSPECTUSES FOR THE SERIES FUNDS, CURRENT COPIES OF WHICH ACCOMPANY THIS PROSPECTUS. NONE OF THESE PORTFOLIOS IS INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.

    The performance history of each Variable Account Subaccount, which gives you an indication of how each Series Fund portfolio has performed and the effect of Policy expenses on that performance, is discussed in the Statement of Additional Information. You may obtain a copy from us. The performance history of each portfolio is more fully described in the Series Fund prospectus for each portfolio.

o   Adding, Deleting, or Substituting Variable Investments
    We do not control the Series Funds, so cannot guarantee that any of the portfolios will always be available. We retain the right to change the Variable Account and its investments. This means we may eliminate the shares of any portfolio held in our Variable Account and to substitute shares of another open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the Variable Account. We will first notify you and receive the SEC's and necessary State approval before making such a change.
    New portfolios may be added, or existing portfolios eliminated, when, in our sole discretion, conditions warrant such a change. If a portfolio is eliminated, we will ask you to reallocate any amount allocated to the eliminated portfolio. If you do not reallocate these amounts, we will automatically reinvest them in the Money Market Portfolio.
    If we make a portfolio substitution or change, we may change the Policy to reflect the substitution or change. Our Variable Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer Policy assets of the Variable Account to other accounts.

o   FIXED INVESTMENT OPTIONS

    With fixed investment options, we bear the investment risk, unlike variable investment options where you bear that risk. This means that we will guarantee you will earn a minimum interest rate of at least 3%, and each year may declare a higher current interest rate that we guarantee for at least one year. We have full control over how assets allocated to fixed investment options are invested, and we bear the risk those assets will perform better or worse than the amount of interest we guarantee to pay you. The focus of this Prospectus is to disclose the Variable Account aspects of the Policy. For details regarding the fixed investment options, see the Policy.

                    PURCHASE PAYMENTS ALLOCATED AND AMOUNTS TRANSFERRED TO THE FIXED ACCOUNT BECAME PART OF THE GENERAL ACCOUNT ASSETS OF COMPANION LIFE. INTEREST IN THE GENERAL ACCOUNT HAVE NOT BEEN REGISTERED WITH THE SEC AND ARE NOT SUBJECT TO THE SEC'S REGULATION, NOR IS THE GENERAL ACCOUNT REGISTERED AS AN INVESTMENT COMPANY WITH THE SEC. THEREFOR, SEC STAFF HAVE NOT REVIEWED THE FIXED ACCOUNT DISCLOSURES IN THIS PROSPECTUS.

o   Fixed Account
    The Fixed Account includes all our assets except those segregated in the Variable Account or in any other separate investment account. You may allocate Purchase Payments to the Fixed Account or transfer amounts from the Variable Account to the Fixed Account. Instead of you bearing the investment risk, as you do with investments allocated to the Variable Account, we bear the full investment risk for investments in the Fixed Account. We have sole discretion to invest the assets of our general account, including the Fixed Account, subject to applicable law.
    We guarantee that money invested in the Fixed Account will earn an effective rate of at least 3% per year, and may earn more than that. Once declared, we guarantee a current interest rate for at least one year. ONE TRANSFER OUT OF THE FIXED ACCOUNT IS ALLOWED EACH POLICY YEAR. (This limit does not apply under the Dollar Cost Averaging or Asset Allocation programs). The maximum amount that can be transferred out of the Fixed Account during any Policy Year is 10% of Fixed Account value on the date of the transfer. No charge is imposed on such transfers. We reserve the right to modify transfer privileges at any time. Partial withdrawals from the Fixed Account are limited to a pro rata amount (with withdrawals from the Variable Account). Withdrawals and transfers from the Fixed Account may be delayed for up to six months, and withdrawals may be subject to a Withdrawal Charge. For purposes of crediting interest, the most recent payment or transfer into the Fixed Account, plus interest allocable to that payment or transfer, is considered to be withdrawn or transferred out first; the next oldest payment plus interest is considered to be transferred out next, and so on (a "first-in, first-out" procedure).

                    WE HAVE SOLE DISCRETION TO SET CURRENT INTEREST RATES OF FIXED INVESTMENT OPTIONS. WE DO NOT GUARANTEE THE LEVEL OF FUTURE CURRENT INTEREST RATES OF FIXED INVESTMENT OPTIONS, EXCEPT THAT THEY WILL NOT BE LESS THAN AN EFFECTIVE RATE OF 3% PER YEAR COMPOUNDED ANNUALLY.

    We guarantee that, at any time prior to the Annuity Starting Date, the amount in your Fixed Account will be not be less than the amount of Purchase Payment allocated or Accumulation Value transferred to the Fixed Account, plus interest at an effective rate of 3% per year, plus excess interest credited to amounts in the Fixed Account, less premium or other taxes allocable to the Fixed Account, less that part of the Monthly Deduction allocable to the Fixed Account and less any amounts deducted from the Fixed Account in connection with partial withdrawals (including any Withdrawal Charges) or transfers to the Variable Account.

o   TRANSFERS

    The Policy is designed for long-term investment, not for active trading or "market timing." Excessive transfers could harm other Owners by having a detrimental effect on portfolio management. Prior to the Annuity Starting Date, you may transfer Policy value from one Subaccount to another, from the Variable Account to the Fixed Account, or from the Fixed Account to any Subaccount, as often as you like, subject to these rules:

    Our Rules:
o We must receive notice of the transfer - either Written Notice or an authorized Telephone Transaction.
o The transferred amount must be at least $500, or the entire Subaccount value if it is less. (If the Subaccount value remaining after a transfer will be less than $500, we will include that amount as part of the transfer.)
o We reserve the right to limit transfers from the Variable Account to the Fixed Account of amounts previously transferred from the Fixed Account.
o The first 12 transfers from Variable Account Subaccounts are free. The rest cost $10 each. This fee is deducted from the amount transferred.
o    A transfer  from the Fixed  Account:
     -  currently  may be made only once each Policy Year;
     - is free;
     - does not count toward the 12 free transfer limit; and
     - is limited during any Policy Year to 10% of the Fixed Account value on the date of the transfer.
o We reserve the right to limit transfers, or to modify transfer privileges, for any permissible reason.
o If the Accumulation Value in any Subaccount falls below $500, we may transfer the remaining balance, without charge, to the Money Market Subaccount.
o Transfers made pursuant to participation in the Dollar Cost Averaging, Asset Allocation or Rebalancing programs are not subject to the amount or timing limitations of these rules, nor are they subject to a Transfer fee. See sections describing those programs for the rules of each program.

    Third-party Transfers. Where permitted and subject to our rules, we may accept your authorization to have a third party exercise transfers on your behalf. We can suspend or cancel our acceptance any time upon notice to you. An example of a reason might be if the third party is practicing "market timing." We can also limit the availability of Subaccounts and the Fixed Account for transfers by the third party, upon notice to you. We would not impose such restrictions where we have Written Notice that the third party has been duly appointed by a court or by you to act on your behalf for all your financial affairs.

o   DOLLAR COST AVERAGING

    Our Dollar Cost Averaging program allows you to automatically transfer, on a periodic basis, a set amount or percentage from one Subaccount or the Fixed Account to any Subaccount(s). You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Rules of the Dollar Cost Averaging program are:

     Our Rules:
o    The Dollar Cost Averaging program is free.
o We must receive notice of your election and any changed instruction - either Written Notice or an authorized Telephone Transaction.
o    Automatic  transfers  can  occur  monthly,  quarterly,   semi-annually,  or
     annually.
o There must be at least $5,000 of Accumulation Value in the applicable Subaccount or Fixed Account.
o Amount of each transfer must be at least $100, and must be $50 per Subaccount.
o If transfers are made from the Fixed Account, the maximum periodic transfer amount is 10% of that account's value at the time of the first Dollar Cost Averaging transfer. There is no maximum transfer amount requirement out of the Subaccounts of the Variable Account.
o Dollar Cost Averaging program transfers cannot begin before the end of a Policy's free look (a/k/a "right to examine") period.
o You may specify that transfers will begin on the 1st through the 28th day (or, if not a Valuation Date, the next following Valuation Date) following the Policy's free look period. If you do not select a date, the program will begin on the next Policy monthly anniversary following the date the Policy's free look period ends.
o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the applicable Subaccount or the Fixed Account is less than $500.

                    DOLLAR COST AVERAGING RESULTS IN THE PURCHASE OF MORE ACCUMULATION UNITS WHEN THE ACCUMULATION UNIT VALUE IS LOW, AND FEWER UNITS WHEN THE ACCUMULATION UNIT VALUE IS HIGH, REDUCING THE AVERAGE COST PER UNIT AND HOPEFULLY THEREBY ACCUMULATING MORE UNITS. HOWEVER, THERE IS NO GUARANTEE THAT THE PROGRAM WILL RESULT IN HIGHER POLICY VALUE OR OTHERWISE BE SUCCESSFUL.


     ASSET ALLOCATION PROGRAM

    The Asset Allocation program allows you to allocate Purchase Payments and policy value among the variable investment options and the Fixed Account. We will periodically rebalance your Policy investments consistent with your allocation instructions. You can specify your own desired allocation instructions, or you can choose to use one of the five Asset Allocation Models outlined below.

Our  Rules:

o    The Asset Allocation program is free.
o You must request the Asset Allocation program and give us your rebalancing instructions by Written Notice. Changed instructions, or a request to end this program must also be by Written Notice.
o You must have at least $10,000 of Policy Accumulation Value to begin the Asset Allocation program.
o    You may have rebalancing occur quarterly, semi-annually or annually.
o Transfers made pursuant to this program do not count in determining whether a Transfer Fee applies.


                             ASSET ALLOCATION MODES
                                   ALLOCATIONS

    Portfolio                       Principal      Portfolio      Income      Capital        Equity
 (listed aggressive                 Conserver       Protector     Builder     Accumulator   Maximizer
  to conservative)                (conservative)  (moderately    (moderate)  (moderately   (aggressive)
                                                   conservative)             aggressive)
                                      %              %              %            %            %
--------------------------------- -------------   ------------- ----------- -------------- ------------
Alger American Small Capitalization                     5            4            10            12
Pioneer Real Estate Growth                                           4             5             6
T.Rowe Price International                6             13                        22            25
Scudder International                                                16
MFS High Income                           4             5            5
T.Rowe Price New America Growth                                                                 10
MFS Value Series                                        5            10           15            10
Fidelity VIP II Index 500                 5             10           15           12            16
T.Rowe Price Equity Income                              10                        20
Fidelity VIP Equity Income                8                          16                         16
MFS World Government                      3             5            5
Federated Fund for U.S. Government
Securities                                                                                       5
T.Rowe Price Limited-Term Bond            50            37           20           16
Morgan Stanley Fixed Income Bond          5
Federated Prime Money Fund II             19            10           5
------------------------------------ ------------- ------------- ----------- -------------- ------------
    We  use  Ibbotson   Associates  to  develop  the  Asset   Allocation   Model
allocations.  They are an investment  consulting  firm  specializing in applying investment  theories and  empirical  findings  (such as  historical  return data
collected   on  the   Subaccount   portfolios)   to  quantify  the  benefits  of
diversification for particular investment profiles.


o   REBALANCING PROGRAM

The Rebalancing program allows you to rebalance your Policy Accumulation Value amount the variable investment options and the Fixed Account pursuant to your initial allocation percentage instructions on a quarterly, semi-annual, or annual basis. You may change your rebalancing allocation instructions at any time. Any change will not be effective until the next rebalancing occurs.

    Our Rules:
o    The Rebalancing program is free.
o You must request the Rebalancing program and give us your rebalancing instructions by Written Notice. Changed instructions, or a request to end this program must also be by Written Notice.
o You must have at least $10,000 of Policy Accumulation Value to begin the Rebalancing program.
o    You may have rebalancing occur quarterly, semi-annually or annually.
o Transfers made pursuant to this program do not count in determining whether a Transfer Fee applies.

-----------------------------------------------------------
BASIC POLICY PROVISIONS

The Ultrannuity Series V Policy is a Flexible Payment Variable Deferred Annuity Policy. The Policy allows you to save and invest your assets on a tax-deferred basis. A feature of the Policy distinguishing it from other similar non-annuity investments is its ability to make annuity payments to you or, upon your death, to pay a death benefit to your Beneficiary. Some key rights and benefits under the Policy are summarized in this Prospectus; however, you must refer to the Policy for the actual terms of the Policy. You may obtain a copy of the Policy from us. The Policy can be purchased as a tax qualified or nonqualified annuity. The Policy remains in force until surrendered for its Cash Surrender Value, or all proceeds have been paid under a Payout Option, or as a death benefit, or upon termination.

o    POLICY APPLICATION AND ISSUANCE

    To purchase a Policy, you must submit an application and a minimum initial Purchase Payment. A tax-nonqualified Policy usually will be issued only if you are age 0 through 83, and a tax-qualified Policy if you are age 0 through 70 1/2. We may reject any applicant or Purchase Payment.
    If your application is in good order upon receipt, we will credit your initial net Purchase Payment to the Accumulation Value within 2 business days after the later of the date we receive your application or your payment. If the application is incomplete or there are other reasons we cannot meet this two day objective, we will contact you within 5 business days to explain the delay; at that time we will refund your initial Purchase Payment unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met. The date we credit your initial net Purchase Payment to your Policy's Accumulation Value is the Date of Issue.

o Application in Good Order. All questions must be answered, but particularly note these requirements:
     - Your full name, social security number, and date of birth must be included.
     - Your Purchase Payment allocations must be completed, be in whole percentages, and total 100%.
     - Initial Purchase Payment must meet minimum Purchase Payment requirements.
     - Your signature and your agent's signature must be on the application.
     - Identify the type of plan, whether it is nonqualified or qualified.
     - City, state, and date application was signed must be completed.

o    Purchase Payment Requirements
    Your Purchase Payment checks should be made payable to "Companion Life Insurance Company" and sent to us. We may postpone crediting any payment made by check to your Policy's Accumulation Value until it has been honored by our and your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our Electronic Fund Transfer program, you may select a monthly payment schedule for us to automatically deduct Purchase Payments from your bank account or other sources.

    Initial Purchase Payment:
-    The only Purchase Payment required. All others are optional.
- Must be at least $5,000; $2,000 if payment is made via our Electronic Fund Transfer program. We have the right to change these payment requirements.

    Additional Purchase Payments:
     Must be at least $500; $100 if payments are made via our Electronic Fund Transfer program. We have the right to change these payment requirements.
-    A separate Withdrawal Charge period applies to each Purchase Payment.
- Will not be accepted beginning on the Policy anniversary following your 83rd birthday.

o    Allocating Your Purchase Payments
    You must allocate your Purchase Payments to one or more of the variable or fixed investment options. Initial allocations in your Policy application will be used for additional Purchase Payments until you change your allocation. If you do not specify any allocation, we will not accept your Purchase Payment.
-    Allocations must be in whole percentages, and total 100%.
- The minimum allocation amount is $500 ($100 under the Electronic Fund Transfer program).
- Change your allocation by sending us Written Notice or through an authorized Telephone Transaction. The change will apply to payments received on or after the date we receive your Notice or authorization.
- All Purchase Payments will be allocated pursuant to your instructions on record with us, except your initial Purchase Payment and any additional Purchase Payments received during your Policy's Free Look Period may be subject to special requirements.
- We will allocate your initial Purchase Payment to your selected Subaccounts on the Date of Issue.

o    ACCUMULATION VALUE

    On your Policy's Date of Issue, the Accumulation Value equals the initial Purchase Payment. On any Valuation Date thereafter, the Accumulation Value equals the sum of the values in the Variable Account and the Fixed Account. The Accumulation Value is expected to change from Valuation Period to Valuation Period, reflecting the expenses and investment experience of (or interest credited to) the selected Policy investment options as well as the Policy's deductions for charges.

o    Variable Account Value.
    The Accumulation Value for each Subaccount equals:
         (a) the current number of Accumulation Units in the Subaccount for the Policy; multiplied by
         (b) the current Accumulation Unit value.
     A net Purchase Payment or transfer allocated to a Subaccount is converted into Accumulation Units by dividing it by the Accumulation Unit value for the Valuation Period during which the net Purchase Payment or transfer is allocated to the Variable Account. The initial Accumulation Unit value for each Subaccount was set at $10 when the Subaccount was established. The Accumulation Unit value may increase or decrease from one Valuation Date to the next.
     The Accumulation  Unit  value for a  Subaccount  on any  Valuation  Date is calculated  as  follows:
          (a) The net asset value per share of the Portfolio multiplied by the number of shares held in the Subaccount, before the purchase or redemption of any shares on that date; minus
          (b) the cumulative unpaid charge for the Mortality and Expense Risk Charge and Administrative Expense Charge; minus
          (c) any applicable charge for federal and state income taxes, if any; the result divided by
          (d) the total number of Accumulation Units held in the Subaccount on the Valuation Date, before the purchase or redemption of any Accumulation Units on that day.
Positive investment experience of the applicable Portfolio will increase the Accumulation Unit values and negative investment experience will decrease the Unit values. Expenses and deductions will have a negative effect on Unit values.

 o Fixed Account Value.
The Accumulation Value of the Fixed Account on any Valuation Date equals:
          (a)  the Accumulation
               Value at the end of the preceding Policy Month;  plus
          (b) any net Purchase Payments credited since the end of the previous Policy Month; plus
          (c) any transfers from the Subaccounts credited to the Fixed Account since the end of the previous Policy Month; minus
          (d) any transfers from the Fixed Account to the Subaccounts since the end of the previous Policy Month; minus
          (e) any partial withdrawal and Withdrawal Charge taken from the Fixed Account since the end of the previous Policy Month; plus
          (f)  interest credited on the Fixed Account balance.

o   TELEPHONE TRANSACTIONS
    Transactions Permitted                Our Rules:
o   Transfers.                            o   Prior Written Notice authorization to us.
o   Partial Withdrawals of $10,000 or     o   Must be received by close of the New York Stock Exchange
        less by the Owner                     ("NYSE")(usually 3 p.m. Central Time); if later, the
o   Purchase Payment Allocations.             transaction will be processed the next day the NYSE is
                                              open.
                                          o   Will be recorded for your protection.
                                          o   For  security,  you  must  provide
                                              your social security number and/or
                                              other identification information.
                                          o   May be discontinued at any time as to some or all Owners.
    We  are  not  liable  for   following   authorized   Telephone   Transaction
instructions we reasonably believe to be genuine.

o   DEATH OF ANNUITANT

    Upon the Annuitant's death, you may name a new Annuitant. If the Owner is the Annuitant, upon the Owner's death, the Policy's applicable death benefit becomes payable to the named Beneficiary(ies). If the Beneficiary is the Owner's spouse, upon the Owner's death the spouse may be permitted under federal tax law to become the Owner of the Policy and to name an Annuitant and different Beneficiaries.

o   MINOR OWNER OR BENEFICIARY

    A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy Beneficiary. Contrary to common belief, in most states parental status does NOT automatically give parents the power to provide an adequate release to us to make Beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the Trustee of a Trust established for the minor's benefit, or through the minor's named and court appointed guardian who own the Policy in their capacity as Trustee or Guardian. Where a minor is a named Beneficiary, we are able to pay the minor's beneficiary share to a minor's Trustee or Guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the benefit of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's Beneficiary interest, we retain the minor's interest on deposit until the minor attains the age of majority.

o   POLICY TERMINATION

    We may cancel your Policy upon 60 days' notice to you if the Accumulation Value falls below $500. This cancellation would be a full surrender of the Policy.

-----------------------------------------------------------
EXPENSES

    The charges and fees described below compensate us for our expenses in distributing the Policy, bearing mortality and expense risks under the Policy, and administering the investment options and the Policy. Except where stated otherwise, charges and fees shown are the maximum we will charge, and some actual expenses may be less. Each Series Fund also deducts expenses from each Portfolio; those expenses are described in each Series Fund prospectus.

o   WITHDRAWAL CHARGE
     ---------------------------------------------------------------------------
     Years Since Receipt of Purchase    1    2    3     4    5     6    7    8+
     Payment
     ---------------------------------------------------------------------------
     Applicable Withdrawal Charge      7%    6%   5%   4%    3%   2%    1%   0%
     Percentage
     ---------------------------------------------------------------------------
    We will apply a Withdrawal Charge, expressed as a percentage of any Purchase Payment surrendered or withdrawn, upon a full surrender or partial withdrawal. This charge partially covers our distribution expenses, including commissions and other promotional expenses. A Withdrawal Charge may also be deducted from amounts applied to provide annuity payments. The Withdrawal Charge Percentage varies depending upon the number of years elapsed since the date the Purchase Payment was made. The amount of a partial withdrawal plus the Withdrawal Charge is deducted from the Accumulation Value on the date we receive your withdrawal request. Partial withdrawals (including any charge) are deducted from the Subaccounts and the Fixed Account on a pro-rata basis, unless you instruct us otherwise.

                    DETERMINE THE AMOUNT OF THE WITHDRAWAL CHARGE BY MULTIPLYING THE AMOUNT OF EACH PURCHASE PAYMENT WITHDRAWN BY THE APPLICABLE WITHDRAWAL CHARGE PERCENTAGES. THE OLDEST PURCHASE PAYMENT IS CONSIDERED TO BE WITHDRAWN FIRST; THE NEXT OLDEST PURCHASE PAYMENT IS CONSIDERED TO BE WITHDRAWN NEXT, AND SO ON (THIS IS A "FIRST-IN, FIRST-OUT" PROCEDURE). ALL PURCHASE PAYMENTS ARE DEEMED TO BE WITHDRAWN BEFORE ANY EARNINGS.

     The Withdrawal Charge will not cover our cost of distributing the Policies. Any deficiency is met from our general funds, including amounts derived from the Mortality and Expense Risk Charge (described below).

o   Free Withdrawals
     Each Policy Year, subject to limits on transfers from the Fixed Account, you can withdraw up to 15% of Accumulation Value at the time of the first withdrawal each year without incurring a Withdrawal Charge. A Withdrawal Charge is not applied on the Annuity Starting Date if you apply the Accumulation Value after the second Policy anniversary to provide lifetime annuity payments under Payout Option 4 (but does apply to Proceeds placed under other Payout Options.) No Withdrawal Charge is charged upon death benefit payments or, under tax-qualified Plans, any refund of contributions paid in excess of your deductible amounts.

o    Withdrawal Charge Waivers
     We will waive the Withdrawal Charge upon partial withdrawals and surrenders in the following situation:

Disability Waiver. Any withdrawal where you are physically disabled. We may require proof of such disability. Proof of continued disability may be required through the date of any partial withdrawal or surrender. We reserve the right to have any Owner claiming such disability examined by a licensed physician.
    The Disability Waiver is not available if any Owner is age 65 or older.

o MORTALITY and EXPENSE RISK CHARGE

                    1% ANNUAL RATE, DEDUCTED DAILY FROM NET ASSETS IN THE VARIABLE ACCOUNT.

    We impose a daily charge to compensate us for the mortality and expense risks we have under the Policy. This charge is equal to an annual rate of 1% (.0027535% daily) of the value of the net assets in the Variable Account, and will not increase. This charge is reflected in the accumulation unit values for each Subaccount.
    Our mortality risk arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Starting Date. The mortality risk we assume is that annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments the Payee receives under your Policy.
    Our expense risk is that our costs to administer your Policy will exceed the amount we collect through Administrative Charges.
    If the Mortality and Expense Risk Charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is profit to us. We expect a profit from this charge, but the amount of our charge is sensitive to competitive market pressures. If the Withdrawal Charge does not cover our Policy distribution costs, the deficiency is met from our general corporate assets, which may include amounts, if any, derived from this Mortality and Expense Risk Charge.

o   ADMINISTRATIVE CHARGES
                                POLICY FEE         $30 ANNUALLY
                               -------------     -------------------------------
                               ADMINISTRATIVE     0.20% ANNUAL RATE (0.0005485%
                              EXPENSE CHARGE     DAILY), DEDUCTED DAILY FROM NET
                                                 ASSETS OF EACH SUBACCOUNT

    These charges help cover our cost to administer your Policy and will not increase. The Administrative Expense Charge is deducted from each Subaccount in the same proportion that the value in each Subaccount bears to the total value in the Variable Account.
    We deduct the Policy Fee from the your Policy's Accumulation Value on the last Valuation Date of each Policy Year prior to the Annuity Starting Date (and upon a complete surrender). This fee is levied by canceling Accumulation Units. This fee is waived if your Policy's Accumulation Value exceeds $50,000 on the last Valuation Date of the applicable Policy Year, and is waived for employees of ours or our affiliated Mutual of Omaha Companies.

o   TRANSFER FEE
                                            0.35% ANNUAL RATE, OR LESS,
                                            OF THE AVERAGE DEATH BENEFIT AMOUNT.

    The first 12 transfers from Subaccounts, and all transfers from the Fixed Account are free. The Transfer Fee is deducted from the amount transferred. Simultaneous requests are treated as a single request. We will not impose the fee for transfers that are not the result of your request. Dollar Cost Averaging, Asset Allocation and Rebalancing program transfers do not count toward the 12 free transfers.

o   OTHER TAXES

    No charges are currently made for taxes. We reserve the right to levy charges in the future for taxes or other economic burdens resulting from taxes that we determine are properly attributable to the Variable Account.

o   OTHER EXPENSES;
    INVESTMENT ADVISORY FEES                           SEE EACH SERIES FUND's
                                                       PROSPECTUS.
    Each Series Fund Portfolio is responsible for its own expenses. The net assets of each Portfolio reflects deductions for investment advisory fees and other expenses. These charges are disclosed in each Series Fund's prospectus which accompany this Prospectus.

-----------------------------------------------------------
POLICY DISTRIBUTIONS

    There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Starting Date. Tax penalties and Withdrawal Charges may apply to amounts taken out of your Policy before the Annuity Starting Date. Your Policy also provides several kinds of death benefits to be paid upon your death prior to the Annuity Starting Date.

o   WITHDRAWALS

    You may withdraw all or part of your Policy's Cash Surrender Value prior to the Annuity Starting Date. Amounts withdrawn, except for "Free" Withdrawals described below, are subject to a Withdrawal Charge. Following a full surrender of the Policy, or at any time the Accumulation Value is zero, all your rights in the Policy end.

    "Free" Withdrawals
    Each Policy Year, subject to limits on transfers from the Fixed Account, you may withdraw up to 15% of your Policy's Accumulation Value, AS OF THE DATE OF THE FIRST WITHDRAWAL THAT YEAR, without deduction of a Withdrawal Charge. The 15% amount is determined when the first withdrawal is made; additional Purchase Payments contributed later in that Policy Year or on the date of your request are not included in determining that 15% amount.

    Systematic Withdrawal Plan
    The Systematic Withdrawal Plan allows you to automatically withdraw payments of a predetermined dollar amount or fixed percentage of Accumulation Value from a specified investment option monthly, quarterly, semi-annually or annually. Although this Plan mimics annuity payments, each distribution is a withdrawal that may be taxable and subject to Charges; you may wish to consult a tax adviser before requesting this Plan.

    Our Rules
o Withdrawals must be by Written Notice. Total surrender requires you to also return your Policy to us. The request for "Systematic Withdrawal Plan" form must specify a date for the first payment, which must be at least 30 but not more than 90 days after the form is received by us.
o Minimum withdrawal is $500 from any investment option. ($100 for the Systematic Withdrawal Plan.)
o        Any partial withdrawal must leave Accumulation Value of at least $500.
         If less than $500 remains in an investment option, we will treat your withdrawal request as a full surrender of that investment option.
o No more than a pro rata amount (or 10% of the Fixed Account, whichever is less) may be withdrawn from the Fixed Account for any partial withdrawal. Only one withdrawal per year is allowed out of the Fixed Account.

                                          WITHDRAWALS  MAY BE SUBJECT TO:
                                               - INCOME TAX
                                               - PENALTY TAX
                                               - WITHDRAWAL CHARGE

o Withdrawals result in cancellation of Accumulation Units from each applicable Subaccount and deduction of Accumulation Value from the Fixed Account in the ratio that the value of each such investment option bears to the Policy's total Accumulation Value (i.e., pro rata from each applicable investment option). If you do not specify which investment option(s) to take the withdrawal from, it will be taken from each investment option in the proportion that the Accumulation Value in each investment option bears to the Policy's total Accumulation Value.
o Because a Withdrawal Charge and a Premium Tax Charge may apply to withdrawals, the total amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total Purchase Payments made.

o   ANNUITY PAYMENTS

    A primary function of an annuity contract, like this Policy, is to provide annuity payments to the Payee(s). The level of annuity payments is determined by your Policy Accumulation Value, the Annuitant's sex (except where prohibited by law) and age, and the annuity Payout Option selected.
                                       ANNUITY PAYMENTS:
                                         -    MAY BE FIXED OR VARIABLE:
                                         -    MAY BE SUBJECT TO WITHDRAWAL
                                              CHARGE IF MADE BEFORE THE 2ND
                                              YEAR OF THE LAST PURCHASE PAYMENT.
                                         -    MAY BE TAXABLE, AND IF
                                              PREMATURE, SUBJECT TO A TAX
                                              PENALTY.
    Annuity payments may be subject to a Withdrawal Charge. A Withdrawal Charge is not applied on the Annuity Starting Date if you apply the Accumulation Value after the second Policy anniversary to provide lifetime annuity payments under Payout Option 4 (but does apply to Proceeds placed under other Payout Options.)
    Annuity payment Payees must be individuals receiving payments in their own behalf, unless otherwise agreed to by us. Any annuity Payout Option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or Annuitant's age or survival. Unless you specify otherwise, the Payee is the Annuitant.

         Fixed Annuity Payments. Fixed annuity payments pay a fixed rate of interest at or higher than a guaranteed effective annual rate of 3%. Accumulation Value reduced by any Withdrawal Charge is transferred to our general account to fund fixed annuity payments. We have sole discretion whether or not to pay a higher rate for Payout Options 1,2,3, or 6. Current immediate annuity rates for the same class of annuities are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). The guaranteed amounts are based on the 1983 Table "a" mortality table, and 3% guaranteed interest rate. Current amounts, and further information, may be obtained from us.
         Fixed annuity payments are available under all six annuity Payout Options. The amount of each fixed annuity payment is set and begins on the Annuity Starting Date, and does not change.

         Variable Annuity Payments. To obtain variable annuity payments, you allocate Accumulation Value reduced by any Withdrawal Charge to variable investment options. Variable annuity payments, other than the first, vary in amount depending upon the investment performance of the applicable Subaccounts.
         The first annuity payment amount is determined by applying the Accumulation Value reduced by any Withdrawal Charge allocated to variable annuity payments to the annuity table applicable to the Payout Option chosen. The tables are determined from the 1983 Table "a" mortality table with an assumed investment rate of 4%. If more than one subaccount has been selected, the Accumulation Value reduced by any Withdrawal Charge of each Subaccount is applied separately to the annuity table to determine the amount of the first annuity payment attributable to that particular Subaccount.
         Subsequent annuity payment amounts (after the first) is the sum of: the number of Variable Annuity Units for each Subaccount as determined for the first annuity payment multiplied by the value of a Variable Annuity Unit for that Subaccount 10 days prior to the date the variable annuity payment is due.
    This amount may increase or decrease from month to month.
         If the net investment return of a Subaccount for a payment period is equal to the pro-rated portion of the 4% annual assumed investment rate, the variable annuity payment attributable to that Subaccount for that period will equal the payment for the prior period. To the extent that such net investment return exceeds an annualized rate of 4% for a payment period, the payment for that period will be greater than the payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 4%, the payment for that period will be less than the payment for the prior period.
         Only Payout Options 2,4 and 6 are available for variable annuity payments.

o   Annuity Starting Date                            4 TRANSFERS ARE ALLOWED
                                                     EACH POLICY YEAR.
    You select the Annuity Starting Date on the Policy application. This is the date annuity payments begin. This date may be as late as the Annuitant's 90th birthday. Tax qualified Policies may require an earlier Annuity Starting Date. You may change this date be sending Written Notice for our receipt at least 30 days before the then current Annuity Starting Date.

o   Transfers between fixed and variable investment options

                                       THE LONGER THE GUARANTEED OR PROJECTED
                                       ANNUITY PAYOUT OPTION PERIOD, THE
                                       LOWER THE AMOUNT OF EACH ANNUITY PAYMENT.

    After the Annuity Starting Date, you may transfer amounts applied to variable annuity payments from one Subaccount to another or to the Fixed Account. Transfers use the Variable Annuity Unit values for the Valuation Period during which we receive your transfer request. A designated number of Variable Annuity Units of the designated Subaccount(s) is exchanged for another Subaccount(s) Variable Annuity Units, the value of which is such that the dollar amount of an annuity payment made on the date of the exchange would be unaffected by the exchange.

o   Selecting an annuity Payout Option
    You choose the annuity Payout Option on your Policy application. You may change your selection during your life by sending Written Notice for our receipt at least 30 days before the Annuity Starting Date. If no selection is made by then, we will apply Accumulation Value in the Variable Account to provide variable annuity payments, and Accumulation Value in the Fixed Account to provide fixed annuity payments, and annuity payments will be made under Option 4 providing lifetime income with payments guaranteed for 10 years. We may pay your Policy proceeds in one sum if they are less than $2,000, or when the Payout Option chosen would result in periodic payments of less than $20.
    If you die before the Annuity Starting Date (and the Policy is in force), your Beneficiary may elect to receive the death benefit under one of the Payout Options (unless applicable law or a settlement agreement dictate otherwise).

o   Annuity Payout Options
    If variable annuity payments are being made under Option 2 or 6 and do not involve life contingencies, you may surrender your Policy and receive the commuted value of any unpaid annuity payments.
    When the Owner dies, we will pay any unpaid guaranteed payments to your Beneficiary. Upon the last Payee's death, we will pay any unpaid guaranteed payments to that Payee's estate.
    NOTE: UNLESS YOU ELECT A PAYOUT OPTION WITH A GUARANTEED PERIOD OR OPTION 1, IT IS POSSIBLE ONLY ONE ANNUITY PAYMENT WOULD BE MADE UNDER THIS ANNUITY PAYMENT OPTION IF THE ANNUITANT DIED BEFORE THE DUE DATE OF THE SECOND ANNUITY PAYMENT, ONLY TWO ANNUITY PAYMENTS WOULD BE MADE IF THE ANNUITANT DIED BEFORE THE DUE DATE OF THE THIRD ANNUITY PAYMENT, ETC.

    Part or all of an annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must be law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service.
(Withholding is mandatory for tax qualified Policies.)

1)

1) Proceeds Held on Deposit at Interest. While Proceeds remain on deposit, we annually credit interest to the Proceeds. The interest may be paid to the Payee or added to the amount on deposit.

2) Income of a Specified Amount. Proceeds are paid in monthly installments of a specified amount over at least a 5 year period until Proceeds, with interest, have been fully paid.

3) Income for a Specified Period. Periodic payments of Proceeds are paid for the number of years chosen. If no other frequency is selected, payments will be made monthly. Monthly incomes for each $1,000 of Proceeds, which include interest, are shown in a table in the Policy.

4) Lifetime Income. Proceeds are paid as monthly income during the Annuitant's life. The amount of the monthly income annuity payment will be the amount computed using either the Lifetime Monthly Income Table set forth in the Policy (based on the 1983 Table "a" mortality table and interest at 3%, adjusted to age last birthday) or, if more favorable to the Annuitant, our then current lifetime monthly income rates for payment of Proceeds. If a variable Payout Option is chosen, all variable annuity payments, other than the first variable annuity payment, will vary in amount according to the investment performance of the applicable variable investment options.
     Guarantees available:
        Guaranteed Period - An amount of monthly income annuity payments is determined that we guarantee to pay for at least 10 years, and thereafter during the Annuitant's life. Guaranteed Amount - An amount of monthly income annuity payment is determined that we guarantee to pay for the rest of the Annuitant's life.

5)  Lump Sum.  Proceeds are paid in one sum.

6) Alternative Schedule. We may be able to accommodate making annuity payments under other options, including joint and survivor periods. Contact us for more information.

o   DEATH BENEFITS

    We will pay the death benefit within 7 days after we receive necessary documentation of your death, or as soon thereafter as we have sufficient information about the Beneficiary to make the payment. Death Benefits may be paid pursuant to an annuity Payout Option (including a lump sum payment) to the extent allowed by applicable law and any settlement agreement in effect at your death. If the Beneficiary does not make an annuity Payout Option election within 60 days of our receipt of Due Proof of your death, we will issue a lump sum payment to the Beneficiary.
                                   A DEATH BENEFIT IS PAYABLE UPON:
                                         -   PURCHASE PAYMENT CHECK OR
                                             DRAFT BEING HONORED (I.E.,
                                             YOUR POLICY IS IN FORCE)
                                         -   RECEIPT OF DUE PROOF OF DEATH
                                             OF THE FIRST OWNER TO DIE;
                                         -   ELECTION OF AN ANNUITY PAYOUT
                                             OPTION; AND
                                         -   PROOF THAT SUCH OWNER DIED BEFORE
                                             ANNUITY PAYMENTS BEGIN.

     If an Owner of the Policy is a corporation, trust or other nonindividual, we treat the primary Annuitant as an Owner for purposes of the death benefit. The "primary Annuitant" is that individual whose life affects the timing or the amount of the death benefit payout under the Policy. A change in the primary Annuitant will be treated as the death of an Owner.
     If the Annuitant is an Owner or joint Owner, the Annuitant's death is treated as the Owner's death.
     (If the Annuitant is not an Owner and the Annuitant dies before the Annuity Starting Date, the Owner may name a new Annuitant if such Owner(s) is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan. If the Owner does not name a new Annuitant, the Owner will become the Annuitant.)
o   Standard Death Benefit
    If you or a joint Owner dies before the Annuity Starting Date (and the Policy is in force), the Policy will terminate, and we will pay a death benefit to your Beneficiary. The death benefit equals the largest of:
     1) your Policy's Accumulation Value (without deduction of the Withdrawal Charge) on the later of the date we receive Due Proof of Death and an annuity Payout Option election; or
     2) the sum of net Purchase Payments, less partial withdrawals.
    (If you or a joint Owner dies on or after the Annuity Starting Date and before all Proceeds have been paid, no death benefit is payable, but any remaining Proceeds will be paid at least as rapidly as under the annuity Payout Option then in effect.)

o   Beneficiary
     You may change your Beneficiary by sending Written Notice to us, unless the named Beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named Beneficiary is irrevocable, you may change the named Beneficiary only by Written Notice signed by both you and the Beneficiary. If more than one named Beneficiary is designated, and you fail to specify their interests, they will share equally.
     If there are joint Owners, the surviving joint Owner will be deemed the Beneficiary, and the Beneficiary named in the Policy application or as subsequently changed will be deemed the contingent Beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent Beneficiary.
     If the Beneficiary is the your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner.
     If the named Beneficiary dies before you, then your estate is the Beneficiary until you name a new Beneficiary.

o   IRS Required Distribution
     Federal law requires that if your Policy is tax non-qualified and you die before the Annuity Starting Date, then the entire value of your Policy must be distributed within 5 years of your death. Therefore, any death benefit must be paid within 5 years after your death. The 5-year rule does not apply to that portion of the Proceeds which (a) is for the benefit of an individual Beneficiary; and (b) will be paid over the lifetime or the life expectancy of that Beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. The Statement of Additional Information has a more detailed description of these rules. Other required distribution rules apply to tax qualified Policies.

-----------------------------------------------------------
FEDERAL TAX MATTERS

- We only provide general information about certain current federal tax issues affecting Policies owned by United States natural persons (except where otherwise stated) and tax-qualified plans. Tax laws and their application may change. ("Code" refers to the Internal Revenue Code.)
- This discussion assumes the Policy qualifies as an annuity under federal tax law, and assumes any tax-qualified Policy is purchased with proceeds from and/or contributions under retirement plans that qualify for the intended Federal income tax treatment.
- The Statement of Additional Information discusses in greater detail the requirements for the Policy qualifying as an annuity. Neither this Prospectus nor the Statement of Additional Information is exhaustive on the tax laws and regulations that may affect the Policy.

PLEASE  CONSULT  YOUR  OWN  LEGAL  AND TAX  ADVISER  FOR  ADVICE  REGARDING  THE
SUITABILITY OF A POLICY FOR YOUR SITUATION, THE APPLICABLE REQUIREMENTS FOR TAX-QUALIFIED PLANS, ANY TAX LAW CHANGES, AND THE TAX TREATMENT OF THE RIGHTS AND BENEFITS OF THE POLICY.

              A Policy may be purchased on a non-tax qualified basis ("Nonqualified Policy") or in connection with plans qualifying for favorable tax treatment ("Qualified Policy"). The ultimate effect of Federal income taxes on the amounts held under a Policy, on annuity payments, and on the economic benefit to you, the Annuitant, or the Beneficiary depends, among other things, on the type of retirement plan, on the tax and employment status of the individual concerned and on the employer's tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Policy with proceeds from a tax qualified plan and receiving distributions from a Qualified Policy in order to continue receiving favorable tax treatment.

o   TAXATION OF ANNUITIES

    We believe that an Owner who is a natural person is generally not taxed on increases in Policy value until distribution occurs by withdrawing all or part of the Accumulation Value. Assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value (and in the case of a Qualified Policy, any portion of an interest in the qualified plan) generally is treated as a distribution. The taxable portion of a distribution is taxed as ordinary income.
    An Owner who is not a natural person generally must include in income any increase in the excess of the Policy's Accumulation Value over the "investment in the contract" during the taxable year.

                                 "INVESTMENT IN THE CONTRACT" GENERALLY EQUALS
                                  THE AMOUNT OF ANY PURCHASE PAYMENTS PAID BY
                                  OR ON YOUR BEHALF. FOR A TAX-QUALIFIED POLICY, THIS CAN BE ZERO.

o   Surrenders and Partial Withdrawals

     With surrenders or partial withdrawals (including systematic withdrawals) under a Qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to your total accrued benefit for balance under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Policy.
     For Nonqualified Policies, partial withdrawals are generally treated as taxable income to the extent that the Accumulation Value immediately before the partial withdrawal exceeds the "investment in the contract" at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the "investment in the contract."

o   Annuity Payments
     Although tax consequences may vary depending on the Payout Option elected under the Policy, in general, only the portion of the payout representing the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed; after the "investment in the contract" is recovered, the full amount of any additional payments is taxable. In general there is no tax on the portion of each annuity payment representing the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable. Once the "investment in the contract" is fully recovered, the full amount of any additional annuity payments is taxable. If annuity payments cease by reason of the Annuitant's death, any excess of the "investment in the contract" as of the Annuity Starting Date over the aggregate amount of annuity payments received on or after the Annuity Starting Date that was excluded from gross income is allowable as a deduction for the last taxable year of the Annuitant.

o   Penalty Tax
     Nonqualified Policy distributions may incur a Federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions: (a) made on or after the date you attain age 59 1/2; (b) made as a result of your death or disability; (c) received in substantially equal periodic payments as a life annuity or a joint and survivor annuity for the lives or life expectancies of you and a "designated beneficiary"; (d) from a qualified plan; (e) allocable to investment in the Policy before August 14, 1982; (f) under a qualified funding asset (as defined in Internal Revenue Code section 130(d)); (g) under an immediate annuity (as defined in Code Section 72(u)(4)); or (h) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service. Other tax penalties may apply to certain distributions under a Qualified Policy.

o   Death Benefits
    Generally, Death Benefits are included in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above; or (2) if distributed under an annuity Payout Option, they are taxed in the same manner as annuity payments, as described above.

o   Transfers, Assignments and Exchanges of the Policy
     A transfer of ownership of the Policy, the designation of an Annuitant or Beneficiary other than you, the selection of certain Annuity Starting Dates, or the exchange of the Policy may result in certain tax consequences to you that are not discussed here.

o   Multiple Policies
     All nonqualified deferred annuity contracts we or our affiliates issue you during any calendar year are treated as one annuity contract for purposes of determining the amount included in gross income under section 72(e) of the Code. In addition, the Treasury Department has authority to issue regulations preventing avoidance of section 72(e) through the serial purchase of annuity contracts or otherwise. Congress has also indicated that the Treasury Department may have authority to treat the combination purchase of an immediate annuity contract and separate deferred annuity contract as a single annuity contract under its general authority to prescribe rules as may be necessary to enforce the income tax laws.

o   Tax Withholding
     Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. However, recipients generally may elect to not to have tax withheld from distributions. Effective January 1, 1994, distributions from certain qualified plans are generally subject to mandatory withholding. Certain states also require withholding of state income taxes whenever federal income taxes are withheld.

o   Tax Law Changes
    The likelihood of there being any changes in tax law affecting the Policy is uncertain. Moreover, any change could be retroactive (that is, effective prior to the date of the change).

o   QUALIFIED PLAN USES OF THE POLICY

    This Policy may be used with certain qualified plans, as described below. The rights of any person to qualified plan benefits may be subject to plan terms and conditions themselves, regardless of the provisions of the Policy. For instance, some retirement plans are subject to distribution and other requirements that are not incorporated in the Policy provisions or our administrative procedures. Determining what those requirements are is your responsibility, not ours. When issued in connection with the following qualified plans, we amend the Policy to conform with Internal Revenue Code and State Insurance Department requirements. The Policy may not be available in all States for all types of qualified plans.

o    Required Distributions
Section 401(a) and 403(b)      Distributions generally must begin no later
 plans                         than April 1 of the  calendar  year  following
                               the calendar  year  you  (the  plan
                               participant) (a) attain age 70 1/2 or (b) retire.
                               Distributions must be made in a specified form or
                               manner. If you are a "5 percent owner"(as defined
                               in the Code), distributions  generally must begin
                               no later than (a) above.
------------------------------ -------------------------------------------------
Standard                       IRAs (Section 408)  Distributions  generally must
                               begin no later than April 1 of the calendar  year
                               following   the  calendar   year  you  (the  plan
                               participant) attain age 70 1/2.
------------------------------ -------------------------------------------------
Roth IRAs (Section 408a)       Do not require distributions prior to your death.


o   Qualified Pension or Profit Sharing Plans
     Code Section 401(a) permits employers to establish retirement plans for employees and also permits self-employed individuals to establish retirement plans for themselves and their employees.
     -   Plan Trustee must be the Policy Owner and Beneficiary
     - We generally do not provide Plan administration; those must be obtained from another party.
     - If each Plan participant directs investments under the Plan, individual Policies must be issued for each participant.
     - Assignments and transfers of the Policy to any individual are usually limited and would cause adverse tax consequences to the Plan and/or participant.

o   Individual Retirement Annuities
     Code Section 408 permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis to an IRA. The Taxpayer Relief Act of 1997 added several features to the IRA permitting withdrawals prior to age 59 1/2 without federal tax penalty for such uses as purchase of a first residence and education. This Act also created a new kind of IRA, known as a "Roth IRA." Unlike the traditional IRA, deposits in a Roth IRA are not deductible, but if certain specified conditions are met, distributions from Roth IRA's can be tax free. Assets in a Roth IRA accumulate on a tax-deferred, and potentially tax-free, basis.


     - We will provide you with supplemental information required by the Internal Revenue Service.
     - You may revoke your purchase within 7 days of the earlier of the date you established your IRA/Roth IRA or the date you purchase the Policy.
     - An IRA or Roth IRA cannot be assigned.

o   Tax Sheltered Annuities
     Code Section 403(b) permits public school employees and employees of certain types of religious, charitable, educational and scientific organizations specified in Code Section 501(c)(3) to direct the purchase of annuity contracts and, subject to certain limitations, exclude the amount of purchase payments from gross income for income tax purposes. This Section 403(b) annuity contract is commonly referred to as a "Tax Sheltered Annuity" or "TSA".
     - We only issue the Policy as a TSA if each purchase payment is a direct transfer from another Tax Sheltered Annuity Policy. We don't issue the Policy as a TSA to accept direct purchase payments from an employer's payroll office.
    - The Policy as a TSA prohibits withdrawals or distributions except upon the Annuitant's death, attainment of age 59 1/2, separation from service or disability; and the Policy does not provide for hardship withdrawals.
    -  A Tax Sheltered Annuity cannot be assigned.

-----------------------------------------------------------
MISCELLANEOUS

o   DISTRIBUTOR OF THE POLICIES

     Mutual of Omaha Investor Services, Inc. ("MOIS"), Mutual of Omaha Plaza, Omaha Nebraska 68175, is the principal underwriter of the Policies. Like us, MOIS is an affiliate of Mutual of Omaha Insurance Company. MOIS enters into contracts with various broker-dealers to distribute Policies. MOIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Commissions paid to a broker-dealer are up to 7 1/2% of Purchase Payments.

o   VOTING RIGHTS

     As required by law, we will vote Series Fund shares held by the Variable Account at regular and special shareholder meetings of the Series Funds pursuant to instructions received from persons having voting interests in the portfolios. If, however, applicable law or regulation or interpretation of them is amended, and as a result we may vote Series Fund shares in its own right, we may do so. The Series Funds may not hold routine annual Shareholder meetings.
     As a Policy Owner, you have a voting interest in the Portfolios you are invested in. The number of votes that you may instruct for a particular Subaccount is determined by dividing your Accumulation Value in the Subaccount by the net asset value per share of the corresponding Series Fund Portfolio. Fractional shares are counted. You will receive proxy material, reports, and other materials relating to the appropriate Portfolio in which you have voting interests.

o   YEAR 2000 ISSUES

    Like all financial services providers, we use systems affected by Year 2000 transition issues and rely upon service providers, including investment managers, whose own systems may also be affected. We are implementing a Year 2000 transition plan, and are confirming that our service providers are also doing so. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on us. However, as of the date of this prospectus, we do not believe Year 2000 transition implementation will harm purchaser of Policies, or our Policy administration efforts.

o   LEGAL PROCEEDINGS

     As of the date of this Prospectus, there are no legal proceedings affecting the Variable Account, or that is material in relation to our total assets.

                    ---------------------------------------------------

                    If you have questions about your Policy or this prospectus, you may contact your agent or broker who gave this prospectus to you, or you may contact us at: Companion Life, Variable Product Service, P.O. Box 8430, Omaha, Nebraska 68108-3664. Telephone 1-800-494-0067.

                    ---------------------------------------------------

o   STATEMENT OF ADDITIONAL INFORMATION

    You may obtain,  at no cost, a Statement  of  Additional  Information  which
contains  more  details   concerning  the  disclosures  in  this  Prospectus  by
contacting us. Here is the Statement's Table of Contents:

                                    Contents                 Page(s)
                      -------------------------------------- ---------
                      The Policy - general provisions           2
                          Owner and Joint Owner
                          Death of Annuitant
                          Entire Contract
                          Deferment of Payment and
                          Transfers
                          Incontestability
                          Misstatement of Age or Sex
                          Nonparticipating
                          Assignment
                          Evidence of Age or Survival
                      -------------------------------------- ---------
                      Federal Tax Matters                      3-4
                          Tax Status of the Policy
                          Taxation of Companion Life
                      -------------------------------------- ---------
                       State Regulation of Companion Life       4-5
                      Administration
                      Records and Reports
                      Distribution of the Policies
                      -------------------------------------- ---------
                       Custody of Assets                        5-11
                      Historical Performance Data
                          Money Market Yields
                          Other Subaccount Yields
                          Total Returns
                          Other Performance Data
                      -------------------------------------- ---------
                      Legal Matters                             11
                      Other Information
                      Financial Statements

                       STATEMENT OF ADDITIONAL INFORMATION

                    THE ULTRANNUITY SERIES V VARIABLE ANNUITY

                Issued through: COMPANION LIFE SEPARATE ACCOUNT C

          Offered by: COMPANION LIFE INSURANCE COMPANY ("We, us, our")

                401 Theodore Fremd Ave., Rye, New York 10590-1493
            Service Office: P.O.Box 3664., Omaha, Nebraska 68108-0664


     This Statement of Additional information expands upon subjects discussed in the current Prospectus for the Ultrannuity Series V Variable Annuity Policy (the "Policy"). You may obtain a copy of the Prospectus dated _______, 1999 by calling 1-800-238-9354 or by writing to us at: Companion Life, Variable Product Service, P.O. Box 3664, Omaha, Nebraska 68108-0664. Terms used in the current Prospectus for the Policy have the same meaning in this Statement.

                     This   Statement  of  Additional   Information   is  not  a
   prospectus. You should read it only in conjunction with the prospectuses for the Policy and the Series Funds.

Dated:  __________, 1999

                                    Contents                 Page(s)
                       -------------------------------------- ---------
                      The Policy - general provisions           2
                          Owner and Joint Owner
                          Death of Annuitant
                          Entire Contract
                          Deferment of Payment and
                          Transfers
                          Incontestability
                          Misstatement of Age or Sex
                          Nonparticipating
                          Assignment
                          Evidence of Age or Survival
                      -------------------------------------- ---------
                       Federal Tax Matters                      3-4
                          Tax Status of the Policy
                          Taxation of Companion Life
                      -------------------------------------- ---------
                      State Regulation of Companion Life       4-5
                      Administration
                      Records and Reports
                      Distribution of the Policies
                      -------------------------------------- ---------
                      Custody of Assets                        5-11
                      Historical Performance Data
                          Money Market Yields
                          Other Subaccount Yields
                          Total Returns
                          Other Performance Data
                      -------------------------------------- ---------

                      Legal Matters                             11
                      Other Information
                      Financial Statements

     The following provides additional information about us and the Policy which may be of interest to you and is not addressed in the Prospectus.

                         THE POLICY - GENERAL PROVISIONS
Owner and Joint Owner
     While you are alive, only you may exercise the rights under the Policy. You may change the Owner of the Policy as described below under "Assignment." If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy. If the Annuitant is other than the Owner, the Annuitant has no rights under the Policy.

Entire Contract
     The entire contract is the Policy, data page, any riders and the signed application, a copy of which will be attached to the Policy. All statements made in the application are deemed representations and not warranties. No statement, unless it is in the application, will be used by us to contest the Policy or deny a claim.
     Any change of the Policy and any riders requires the consent of our authorized officer. No agent or Registered Representative has authority to change or waive any provision of the Policy.
     We reserve the right to amend the Policy to meet the requirements of, or take advantage of, the Internal Revenue Code, regulations or published rulings. You can refuse such a change by giving Written Notice, but a refusal may result in adverse tax consequences.

Deferment of Payment and Transfers
     We will usually pay any amounts payable from the Variable Account as a result of a partial withdrawal or cash surrender within seven days after receiving Written Notice. We can postpone such payments or any transfers of amounts between Subaccounts or into the Fixed Account if:
        (a) the New York Stock Exchange is closed for other than customary weekend and holiday closings;
        (b) trading on the New York Stock Exchange is restricted;
        (c) an emergency exists as determined by the Securities Exchange Commission, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Variable Account; or
        (d) the Securities Exchange Commission permits delay for the protection of security holders.
 The applicable rules of the Securities Exchange Commission will govern as to whether the conditions in (c) or (d) exist.
        We may defer transfers, payment of partial withdrawals or a surrender from the Fixed Account for up to six months from the date we receive Written Notice.

Incontestability
        We will not contest the validity of the Policy after its Date of Issue.

Misstatement of Age or Sex
        We may require proof of the Annuitant's age before making any life annuity payment. If the Annuitant's age or sex has been misstated, the Annuity Starting Date and Annuity Payments will be determined using the correct age and sex. If misstatement of age or sex results in Annuity Payments that are too large, the overpayments will be deducted from future Annuity Payments. If We have made payments that are too small, the underpayments will be added to the next payment. Adjustments for overpayments or underpayments will include 6% interest.

Nonparticipating
        No dividends will be paid. Neither you nor the Beneficiary shares in our surplus earnings or profits.

Assignment
        You may change the Owner of the Policy or pledge it as collateral by assigning it. No assignment is binding on us until we record and acknowledge it. The rights of any Payee will be subject to a collateral assignment.
        If the Beneficiary designation is irrevocable, the Owner may be changed or the Policy assigned only upon Written Notice signed by both you and the Beneficiary. On the Annuity Starting Date, you may select another Payee, but you retain all rights of ownership unless you sign an absolute assignment of the Policy.

Evidence of Age or Survival
        We may require proof of the age or survival of any Owner, Annuitant or Payee. No payment will be made until we receive such proof.

Variable Annuity Units.
        All variable annuity payments other than the first are determined by means of Variable Annuity Units credited to the Policy with respect to the particular Payee. The number of Variable Annuity Units for each subaccount is the amount of the first annuity payment attributable to that subaccount divided by the Annuity Unit Value for that subaccount as of the Annuity Starting Date. The number of Variable Annuity Units of each particular subaccount credited with respect to the Payee or Annuitant then remains fixed unless a transfer of Variable Annuity Units is made as described below. The number of Variable Annuity Units will not change as a result of investment experience.
               For any Valuation Period, the value of a Variable Annuity Unit of a particular subaccount is the Variable Annuity Unit value during the last Valuation Period for that particular Subaccount, multiplied by the Net
Investment Factor for that subaccount for the current Valuation Period. The value of a subaccount may increase or decrease from one Valuation Period to the next.
               The Net Investment Factor for any subaccount for any Valuation Period is determined by dividing (a) by (b) and then subtracting (c) from the result where:
        (a) is the net result of:
          (1) the net asset  value of a Portfolio  share held in the  subaccount determined as of the end of the current Valuation Period, plus
          (2) the per share  amount of any  declared  and  unpaid  dividends  or capital gains accruing to that Portfolio, plus or minus
          (3) a per share credit or charge with respect to any taxes paid or reserved for by Companion Life during the Valuation Period which is determined by Companion Life to be attributable to the operations of the subaccount;
        (b) is the net asset value per share of the Fund held in the subaccount determined as of the end of the preceding Valuation Period plus or minus the per share credit or charge with respect to any taxes paid or reserved for the preceding Valuation Period; and
        (c) is the asset charge factor determined by us for the Valuation Period to reflect the Mortality and Expense Risk Charge and the Administrative Expense Charge deducted from the Variable Account. This factor is equal, on an annual basis, to 1.20% of the net asset value of the Variable Account.
The result is then multiplied by a factor that offsets the Assumed Investment Rate used to establish the Annuity Payment Rates found in the applicable Contract, which allows the actual investment rate to be credited. For a one day Valuation Period the factor is 0.99989255 using an Assumed Investment Rate of 4% per year.

                               FEDERAL TAX MATTERS
Tax Status of the Policy
        Diversification Requirements. Section 817(h) of the Internal Revenue Code provides that in order for a variable contract based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified." The Treasury regulations issued under Section 817(h) (Treas. Reg. 1.817-5) apply a diversification requirement to each of the Subaccounts of the Variable Account. The Variable Account, through the Series Funds and their Portfolios, intends to comply with those diversification requirements. We and the Series Funds have entered into agreements regarding participation in the Series Funds that requires the Series Funds and their Portfolios to comply with the Treasury regulations.
        Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.
        The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policy owners were not owners of separate account assets. For example, you have additional flexibility in allocating premium payments and policy values. These differences could result in you being treated as the owner of a pro-rata portion of the assets of the Separate Account. In addition, we do not know what standards will be set forth, if any, in future regulations or rulings issued by the Treasury Department. We therefore reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the owner of a pro-rata share of the assets of the Variable Account or to otherwise qualify the Policy for favorable tax treatment.
        Distribution Requirements. The Code also requires that Nonqualified Policies contain specific provisions for distribution of Policy Proceeds upon your death. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such Policies provide that if you die on or after the Annuity Starting Date and before the entire interest in the Policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on your death. If you die before the Annuity Starting Date, the entire interest in your Policy must generally be distributed within five years after your death. This requirement can be satisfied if the entire interest in your Policy is used to purchase an immediate annuity under which payments will begin within one year of your death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is your surviving spouse, the Policy may be continued with your surviving spouse as the new Owner. The Policy contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Policy satisfies all such Code requirements. The provisions contained in the Policy will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Taxation of Companion Life
        We at present are taxed as a life insurance company under part I of Subchapter L of the Code. The Variable Account is treated as part of us and, accordingly, is not taxed separately as a "regulated investment company" under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the Variable Account retained as part of the reserves under the Policy. Based on this expectation, it is anticipated that no charges will be made against the Variable Account for federal income taxes. If, in future years, any federal income taxes or related economic burdens are incurred by us with respect to the Variable Account, we may make a charge to the Variable Account.

                       STATE REGULATION OF COMPANION LIFE
        We are subject to New York law and to regulation by the New York Division of Insurance. We file an annual statement with the New York Department of Insurance covering our operation for the preceding year and our financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine our contract liabilities and reserves so that the Department may certify the items are correct. Our books and accounts are subject to review by the Department of Insurance at all times and a full examination of our operations is conducted periodically by the National
Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we operate.

                                 ADMINISTRATION
        Effective on or about March 3, 1997, we perform all administration for your Policy. Before then, we had an administrative services agreement with The Continuum Company, Inc. (a/k/a Vantage Computer Systems), ("Vantage"), P.O. Box 419472, Kansas City, Missouri 64141-6472. The services provided by Vantage under the agreement included issuance and redemption of the Policies, maintenance of records concerning the Policies, and certain valuation services. We have not paid any fees to Vantage in 1998. For the fiscal year ended December 31, 1997, Companion Life paid $11,132 total compensation to Vantage, and in fiscal year ended December 31, 1996 the amount was $64,445.

                               RECORDS AND REPORTS
        All our records and accounts relating to the Variable Account are maintained by us. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, we will mail to all Policy Owners at their last known address of record, at least annually, financial statements of the Variable Account and such other information as may be required under that Act or by any other applicable law or regulation. Policy Owners will also receive confirmation of each financial transaction and any other reports required by applicable state and federal laws, rules, and regulations.

                          DISTRIBUTION OF THE POLICIES
        The Policies are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the Policies is continuous and we do not anticipate discontinuing the offering of the Policies. However, we reserve the right to discontinue the offering of the Policies.
        Mutual of Omaha Investor Services, Inc. ("MOIS") will be the principal underwriter of the Policies. The Policies will be distributed by MOIS through retail broker-dealers. Commissions payable to a broker-dealer will be up to 7.5% of Purchase Payments. For the fiscal year ended December 31, 1998, we paid $______ in total compensation to MOIS; of this amount MOIS retained $ ____ as concessions for its services as Principal Underwriter and for distribution concessions, with the remaining amount paid to other broker-dealers. In 1997, these amounts were $261,234 and $?? respectively.

                                CUSTODY OF ASSETS
        We hold the assets of each of the Subaccounts of the Variable Account. The assets of the Variable Account are segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Series Funds held by each of the Subaccounts. Additional protection for the assets of the Variable Account is afforded by our fidelity bond, presently in the amount of $10 million, covering the acts of our officers and employees.

                           HISTORICAL PERFORMANCE DATA
        From time to time, we may disclose yields, total returns, and other performance data pertaining to the Policies for a Subaccount. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.
        The yields and total returns of the Subaccounts of the Variable Account normally will fluctuate over time. Therefore, the disclosed yields and total returns for any given past period are not an indication or representation of future yields or rates of return. A Subaccount's actual yield and total return is affected by the types and quality of portfolio securities held by the Portfolio and its operating expenses.
        Because of the charges and deductions imposed under a Policy, the yields and total returns for the Subaccounts will be lower than the yields and total returns for their respective Portfolios. The yield figures will not reflect the Withdrawal Charge.

Money Market Yields
        From time to time, advertisements and sales literature may quote the current annualized yield of the Money Market Subaccount for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio or on its portfolio securities. As of 12/31/98, this current annualized yield is _____%.
        This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities, unrealized appreciation and depreciation, and excluding income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Policy having a balance of one Accumulation Unit of the Money Market Subaccount at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Portfolio attributable to the hypothetical account; and (2) charges and deductions imposed under the Policy which are attributable to the hypothetical account. The charges and deductions include the per Unit charges for the hypothetical account for: (1) the annual Policy Fee; (2) the Administrative Expense Charge; and (3) the Mortality and Expense Risk Charge. The $30 annual Policy Fee is reflected as an annual 0.10% charged daily, based on an average Accumulation Value of $30,000.
Yield figures will not reflect the Withdrawal Charge.
        Because of the charges and deductions imposed under the Policy, the yield for the Money Market Subaccount will be lower than the yield for the Money Market Portfolio.
        The Securities and Exchange Commission also permits us to disclose the effective yield of the Money Market Subaccount for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

        The current and effective yields on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types of quality of portfolio securities held by the Money Market Portfolio and the Money Market Portfolio's operating expenses. Yields figures do not reflect the effect of any Withdrawal Charge that may be applicable to a Policy.

 Other Subaccount Yields
        From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Subaccounts (except the Money Market Subaccount) for a Policy for 30-day or one-month periods. The annualized yield of a Subaccount refers to income generated by the Subaccount over a specific 30-day or one-month period. Because the yield is annualized, the yield generated by a Subaccount during a 30-day or one-month period is assumed to be generated each period over a 12-month period.
        The yield is computed by: (a) dividing the net investment income of the Portfolio attributable to the Subaccount Accumulation Units less Subaccount expenses for the period by the maximum offering price per Accumulation Unit on the last day of the period times the daily average number of units outstanding for the period; (b) compounding that yield for a six-month period; and (c) multiplying that result by 2. Expenses attributable to the Subaccount include:
(a) the annual Policy Fee; (b) the Administrative Expense Charge; and (c) the Mortality and Expense Risk Charge. The $30 annual Policy Fee is reflected as an annual 0.10% charged daily in the yield calculation, based on an average Accumulation Value of $30,000. The 30-day or one-month yield is calculated according to the following formula:
            Yield = [2  {a-b + 1}  6 - 1]
                        [   cd        ]
            Where:
            a =-- net  income  of  the  Portfolio  for  the  30-day  or
                  one-month   period   attributable   to  the   Subaccount's
                  Accumulation Units.
            b =-- expenses of the Subaccount for the 30-day or one-month period. c =-- the average number of Accumulation Units outstanding.
            d =-- the  Accumulation  Unit  value at the close of the last day in the 30-day or one-month period.

        Because of the charges and deductions imposed under the Policies, the yield for a Subaccount will be lower than the yield for the corresponding Series Fund Portfolio.
        Yield calculations do not take into account the Withdrawal Charge under the Policy (a maximum of 7% of the Purchase Payments surrendered or withdrawn).

Average Annual Total Returns
        From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Subaccounts for various periods of time.
        When a Subaccount has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. Until a Subaccount has been in operation for 10 years, we will always include quotes of average annual total return for the period measured from the date the Policies were first offered for sale. Average annual total returns for other periods of time may, from time to time, also be disclosed.
        Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Policy to the redemption value of that investment as of the last day of each of the periods. Average annual total returns will be calculated using Subaccount Accumulation Unit values which we calculate at the end of each Valuation Period based on the performance of the Subaccount's underlying Portfolio, the deductions for (a) the annual Policy Fee; (b) the Administrative Expense Charge; and (c) the Mortality and Expense Risk Charge. The $30 annual Policy Fee is reflected as an annual 0.10% charged daily in the calculation of average annual total returns, based on an anticipated average Accumulation Value of $30,000. The calculation also assumes surrender of the Policy at the end of the period for the return quotation. Standard total returns will therefore reflect a deduction of any applicable Withdrawal Charge. The total return will then be calculated according to the following formula:
                                 P(1+TR) n = ERV
        Where:
            P = -- a hypothetical initial Purchase Payment of $1,000.
           TR = -- the average annual total return.
         ERV  = -- the ending  redeemable  value (net of any  applicable
                   Withdrawal Charge) of the hypothetical account at the end of the period.
            n = -- the number of years in the period.

Performance Data. Effective yields and total returns for the Subaccounts are based on the investment performance of the corresponding Portfolios of the Series Funds. The Series Funds' performance in part reflects the Series Funds' expenses. See the Prospectuses for the Series Funds.
      The yield of a Subaccount (except the Money Market Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.
     Such average annual total return information for the Subaccounts of Policies is as follows:

----------------------------------------------     ------------ --------------
                 SUBACCOUNT                           1 Year     From
    AVERAGE ANNUAL TOTAL RETURN (reflects             Ended     Inception
             Withdrawal Charges)                    12/31/98    to
       Subaccount (date of inception)                   %        12/31/98
                                                                   %
----------------------------------------------     ------------ -------------
Alger American Growth  (12/13/96)
Alger American Small Capitalization (12/13/96)
Federated Prime Money Fund II (12/13/96)
Federated Fund for U.S. Government Securities (12/13/96)
Fidelity VIP II Asset Manager: Growth (12/13/96)
Fidelity VIP II Contrafund  (12/13/96)
Fidelity VIP Equity Income (12/13/96)
Fidelity VIP II Index 500 (5/1/98)
MFS Emerging Growth  (12/13/96)
MFS High Income (12/13/96)
MFS Research (12/13/96)
MFS Value Series (5/1/98)
MFS World Government (12/13/96)
Morgan Stanley Emerging Markets Equity (5/1/99)
Morgan Stanley Fixed Income (5/1/99)
Pioneer Capital Growth (5/1/98)
Pioneer Real Estate (5/1/98)
Scudder Global Discovery (5/1/98)
Scudder Growth & Income (5/1/98)
Scudder International (12/13/96)
T. Rowe Price International  (12/13/96)
T. Rowe Price New America Growth (12/13/96)
T. Rowe Price Equity Income (12/13/96)
T. Rowe Price Limited-Term Bond (12/13/96)
T. Rowe Price Personal Strategy Balanced (12/13/96)

Non-Standardized Performance Data. In addition to the version described above, total return performance information computed on different non-standard bases may be used in advertisements. Average annual total return information may be presented, computed on the same basis as described above, except deductions will not include the Withdrawal Charge. Such non-standardized average annual total return information for the Subaccounts of Policies is as follows:

----------------------------------------------    ------------ -------------
         SUBACCOUNT NON-STANDARDIZED                1 Year        From
         AVERAGE ANNUAL TOTAL RETURN                 Ended     Inception
    (does not reflect Withdrawal Charges)          12/31/98    to
       Subaccount (date of inception)                  %        12/31/98
                                                                   %
----------------------------------------------    ------------ ------------
Alger American Growth  (12/13/96)
Alger American Small Capitalization (12/13/96)
Federated Prime Money Fund II (12/13/96)
Federated Fund for U.S. Government Securities (12/13/96)
Fidelity VIP II Asset Manager: Growth (12/13/96)
Fidelity VIP II Contrafund  (12/13/96)
Fidelity VIP Equity Income (12/13/96)
Fidelity VIP II Index 500 (5/1/98)
MFS Emerging Growth  (12/13/96)
MFS High Income (12/13/96)
MFS Research (12/13/96)
MFS Value Series (5/1/98)
MFS World Government (12/13/96)
Morgan Stanley Emerging Markets Equity (5/1/99)
Morgan Stanley Fixed Income (5/1/99)
Pioneer Capital Growth (5/1/98)
Pioneer Real Estate (5/1/98)
Scudder Global Discovery (5/1/98)
Scudder Growth & Income (5/1/98)
Scudder International (12/13/96)
T. Rowe Price International  (12/13/96)
T. Rowe Price New America Growth (12/13/96)
T. Rowe Price Equity Income (12/13/96)
T. Rowe Price Limited-Term Bond (12/13/96)
T. Rowe Price Personal Strategy Balanced (12/13/96)

In addition, we may from time to time disclose average annual total return in non-standard formats and cumulative total return for Policies funded by the Subaccounts.

THE FIGURES ABOVE ARE AN INDICATION OF PAST, BUT NOT FUTURE, PERFORMANCE OF THE APPLICABLE SUBACCOUNTS AVAILABLE UNDER THE POLICY.

        Adjusted Historical Performance Data. We may, from time to time, also disclose yield, standard total returns, and non-standard total returns for the Portfolios of the Series Funds, including such disclosure for periods prior to the dates the Subaccounts commenced operations. For periods prior to the date the Subaccount commenced operations, performance information for Policies will be calculated based on the performance of the Series Fund Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Series Fund Portfolios, with the level of Policy charges that were in effect at the inception of the Subaccounts (this is referred to as "adjusted historical" performance data). Such standardized but "adjusted historical" average annual total return information for the Subaccounts of Policies is as follows:


------------------------------------------------- --------- --------- ------------ -------------
                   SUBACCOUNT                      1 Year   5 Years    10 Years       Since
             "ADJUSTED HISTORICAL"                 Ended     Ended       Ended      Inception
       AVERAGE ANNUAL TOTAL RETURN TABLE          12/31/98  12/31/98   12/31/98    to 12/31/98
         (Reflects Withdrawal Charges)               %         %           %            %
 Subaccount (date of inception of corresponding
                   Portfolio)

------------------------------------------------- --------- --------- ------------ -------------
Alger American Growth (1/9/89)                                            N/A
Alger American Small Capitalization (9/21/88)
Federated Prime Money Fund II (11/21/94)                      N/A         N/A
Federated Fund for U.S. Government Securities (3/28/94)       N/A         N/A
Fidelity VIP II Asset Manager: Growth (1/3/95)                N/A         N/A
Fidelity VIP II Contrafund (1/3/95)                           N/A         N/A
Fidelity VIP Equity Income (10/9/86)
Fidelity VIP II Index 500 (8/27/92)                                       N/A
MFS Emerging Growth (7/24/95)                                 N/A         N/A
MFS High Income (7/26/95)                                     N/A         N/A
MFS Research (7/26/95)                                        N/A         N/A
MFS Value Series (8/14/96)                                    N/A         N/A
MFS World Government (6/14/94)                                N/A         N/A
Morgan Stanley Emerging Markets Equity (10/1/96)              N/A         N/A
Morgan Stanley Fixed Income (1/2/97)                          N/A         N/A
Pioneer Capital Growth (3/1/95)                               N/A         N/A
Pioneer Real Estate (3/1/95)                                  N/A         N/A
Scudder Global Discovery (5/2/97)                             N/A         N/A
Scudder Growth & Income (5/1/97)                              N/A         N/A
Scudder International (5/1/87)
T. Rowe Price International  (3/31/94)                        N/A         N/A
T. Rowe Price New America Growth (3/31/94)                    N/A         N/A
T. Rowe Price Equity Income (3/31/94)                         N/A         N/A
T. Rowe Price Limited-Term Bond (5/13/94)                     N/A         N/A
T. Rowe Price Personal Strategy Balanced (12/31/94)           N/A         N/A

                                       10

Such non-standardized (i.e., assuming no Withdrawal Charge) but adjusted historical average annual total return information for the Subaccounts is as follows:

------------------------------------------------- --------- --------- ------------ ------------
          SUBACCOUNT NON-STANDARDIZED              1 Year   5 Years    10 Years       Since
             "ADJUSTED HISTORICAL"                 Ended     Ended       Ended      Inception
       AVERAGE ANNUAL TOTAL RETURN TABLE          12/31/98  12/31/98   12/31/98    to 12/31/98
      (Does not reflect Surrender Charges)           %         %           %            %
 Subaccount (date of inception of corresponding
                   Portfolio)

------------------------------------------------- --------- --------- ------------ ------------
Alger American Growth (1/9/89)                                            N/A
Alger American Small Capitalization (9/21/88)
Federated Prime Money Fund II (11/21/94)                      N/A         N/A
Federated Fund for U.S. Government Securities (3/28/94)       N/A         N/A
Fidelity VIP II Asset Manager: Growth (1/3/95)                N/A         N/A
Fidelity VIP II Contrafund (1/3/95)                           N/A         N/A
Fidelity VIP Equity Income (10/9/86)
Fidelity VIP II Index 500 (8/27/92)                                       N/A
MFS Emerging Growth (7/24/95)                                 N/A         N/A
MFS High Income (7/26/95)                                     N/A         N/A
MFS Research (7/26/95)                                        N/A         N/A
MFS Value Series (8/14/96)                                    N/A         N/A
MFS World Government (6/14/94)                                N/A         N/A
Morgan Stanley Emerging Markets Equity (10/1/96)              N/A         N/A
Morgan Stanley Fixed Income (1/2/97)                          N/A         N/A
Pioneer Capital Growth (3/1/95)                               N/A         N/A
Pioneer Real Estate (3/1/95)                                  N/A         N/A
Scudder Global Discovery (5/2/97)                             N/A         N/A
Scudder Growth & Income (5/1/97)                              N/A         N/A
Scudder International (5/1/87)
T. Rowe Price International  (3/31/94)                        N/A         N/A
T. Rowe Price New America Growth (3/31/94)                    N/A         N/A
T. Rowe Price Equity Income (3/31/94)                         N/A         N/A
T. Rowe Price Limited-Term Bond (5/13/94)                     N/A         N/A
T. Rowe Price Personal Strategy Balanced (12/31/94)           N/A         N/A



THE FIGURES ABOVE ARE NOT AN INDICATION OF PRESENT, PAST, OR FUTURE PERFORMANCE OF THE APPLICABLE SUBACCOUNTS OR OF THE ACTUAL PORTFOLIOS AVAILABLE UNDER THE POLICY.

        We may  disclose  Cumulative  Total  Returns  in  conjunction  with  the
standard  formats   described  above.  The  Cumulative  Total  Returns  will  be calculated using the following formula:
                                CTR = (ERV/P) - 1
        Where:
            CTR = -- The  Cumulative  Total Return net of  Subaccount  recurring charges for the period.
            ERV = -- The ending redeemable value of the hypothetical investmen at the end of the period.
              P = -- A hypothetical initial Purchase Payment of $1,000.

Other Information
        The following is a partial list of those publications which may be cited in the Series Funds' advertising shareholder materials which contain articles describing investment results or other data relative to one or more of the Subaccounts. Other publications may also be cited.

Across the Board
Advertising Age
American Banker
Barron's
Best's Review
Broker World
Business Insurance
Business Month
Business Week
Changing Times

Consumer Reports
Economist
Financial Planning
Financial World
Forbes
Fortune
Inc.
Institutional Investor
Insurance Forum
Insurance Sales

Insurance Week
Journal of Accountancy
Journal of the American Society
      of CLU & ChFC
Journal of Commerce
Life Association News
Life Insurance Selling
Manager's Magazine
Market Facts
Money


                                  LEGAL MATTERS

        We know of no material legal proceedings pending to which the Variable Account is a party or which would materially affect the Variable Account. We are not involved in any litigation of material importance to our total assets or to the Variable Account. Legal matters in connection with the Policy have been passed upon by our Law Staff.

                                OTHER INFORMATION

        A Registration Statement has been filed with the Securities and Exchange Commission ("SEC"), under the Securities Act of 1933 as amended, with respect to the Policies discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the Prospectus or this Statement of Additional Information. Statements contained in the Prospectus and this Statement of Additional Information concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, refer to the instruments filed with the SEC. They may be accessed on the SEC's Web site:
http://www.sec.gov.

                              FINANCIAL STATEMENTS

        This Statement of Additional Information contains financial statements for the Variable Account as of December 31, 1998 and for the years ended December 31, 1997 and 1996 which have been audited by Deloitte & Touche, LLP, independent auditors, New York, New York, as stated in their report appearing herein.
        The Financial Statements of Companion Life Insurance Company as of and for the years ended December 31, 1998, 1997 and 1996 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, New York, New York, as stated in their report appearing herein. The financial statements of Companion Life Insurance Company should be considered only as bearing on our ability to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

[AUDITED FINANCIAL STATEMENTS OF COMPANION LIFE and COMPANION LIFE SEPARATE ACCOUNT C WILL BE INSERTED HERE BY SUBSEQUENT POST-EFFECTIVE AMENDMENT BEFORE THIS AMENDED REGISTRATION BECOMES EFFECTIVE.]

PART C  OTHER INFORMATION

Item 24.    Financial Statements and Exhibits
        (a) Financial Statements

            All required financial statements are included in Part B of this Registration Statement.

        (b) Exhibits:  The following exhibits are filed herewith:

Exhibit No. Description of Exhibit
---------   -----------------------
(1) (a) Resolution of the Board of Directors establishing the Variable Account.*

(2)     Not applicable.

(3) (a) Principal Underwriter Agreement by and between United, on its own behalf and on behalf of the Variable Account, and Mutual of Omaha Investor Services. *

    (b) Form of Broker/Dealer Supervision and Sales Agreement by and between Mutual of Omaha Investor Services, Inc. and the Broker/Dealer. *

(4) (a) Form of Policy for the SERIES V variable annuity Policy. *

    (b) Form of Riders to the Policy. *

(5)     Form of Application to the Policy. *


(6) (a) Articles of Incorporation of United of Omaha Life Insurance Company. *

    (b) Bylaws of United of Omaha Life Insurance Company. *

(7)     Not applicable.

(8) (a)  Participation Agreement with the Alger American Fund. *

    (b) Participation Agreement with the Insurance Management Series. *

    (c) Participation Agreement with the Fidelity VIP Fund and Fidelity VIP Fund II. *
    (d) Participation Agreement with the MFS Variable Insurance Trust. *

    (e) Participation Agreement with the Pioneer Variable Contracts Trust. *

    (f) Participation Agreement with the Scudder Variable Life Investment Fund.*

    (g) Participation Agreement with T. Rowe Price International Series, T. Rowe Price Fixed Income Series, and T. Rowe Price Equity Series. *

    (h) Administrative Services Agreement with Vantage Computer Systems. *

 (9)    Opinion and Consent of Counsel. ##

(10)    Consents of Independent Auditors. ##

(11)    Not applicable.

(12)    Not applicable.

(13)    Schedules of Computation of Performance Data.##

(14)    Powers of Attorney. *


o Incorporated by Reference to the Registration Statement for Companion Life Separate Account C filed on April 24, 1997 (File No. 33-98062).

## To be filed by Pre-Effective Amendment to this Registration Statement.

Item 25.       Directors and Officers of the Depositor
                                                            Principal Positions
Name and                                                      and Offices with
Business Address/1                                                  Depositor
---------------------                                    -----------------------
   John W. Weekly                                                       Chairman
   Kimberley S. Harm                                         President, Director
   William G. Campbell                                                  Director
   Samuel L. Foggie                                                     Director
   M. Jane Huerter                          Director, Vice President & Secretary
   Charles T. Locke III                                                 Director
   John L. Maginn                 Director, Vice President & Assistant Treasurer
   James U. O'Neill                                                     Director
   Oscar S. Straus                                                      Director
   John A. Sturgeon                                                     Director
   Fred C. Boddy               Vice President, Treasurer and Assistant Secretary


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant


Name of Corporation (where organized)                            Type of Corporation

Mutual of Omaha Insurance Company (NE)                               Accident & Health Insurance
        KFS Corporation (NE)                                         Holding corporation
               Kirkpatrick, Pettis, Smith, Polian Inc. (NE)          Registered broker-dealer & investment advisor
               KPM Investment Management, Inc. (NE)                  Investment advisor
               Kirkpatrick Pettis Trust Company (NE)                 Trust company
        Mutual of Omaha Health Plans, Inc. (NE)                      Holding corporation
               Exclusive Healthcare, Inc. (NE)                       HMO
                  Mutual of Omaha of Colorado, Inc. (CO) (50%)       HMO
                  Mutual of Omaha Health Plans of Lincoln, Inc. (NE) Staff Model                    HMO
                  Preferred Health Alliance, Inc. (NE) (51%)         Joint venture w/physician & hospital organization
               Mutual of Omaha Dental Plans of Nebraska, Inc. (NE)   Limited pre-paid DHMO
               Mutual of Omaha Health Plans of Indiana, Inc. (IN)    HMO
               Mutual of Omaha Health Plans of Ohio, Inc. (OH)       HMO
               Mutual of Omaha of South Dakota & Community Health
                                      Plus HMO, Inc. (SD)            HMO
               Mutual of Omaha Tri-State Health Plans, Inc. (TN)     HMO
        Mutual of Omaha Holdings, Inc. (NE)                          Holding corporation
               innowave incorporated (NE)                            Markets water distillation products
               Mutual Asset Management Co. (NE)                      Asset management services
               Mutual of Omaha Investor Services, Inc. (NE)          Registered securities Broker-Dealer
               Mutual of Omaha Marketing Corporation (NE)            Markets health insurance
               Omex Realty, Inc. (NE)                                Real estate investments
        Mutual of Omaha U.K. Limited (U.K.)                          Insurance in United Kingdom (inactive)
        The Omaha Indemnity Company (WI)                             Property & casualty insurance  (no new business since 1986)
        Omah`1a Property and Casualty Insurance Company (NE)           Property & casualty insurance
               Adjustment Services, Inc. (NE)                        Claims adjusting services
        Tele-Trip Company, Inc. (DE)                                 Markets travel/flight insurance in airports
        United of Omaha Life Insurance Company (NE)                  Life, H&A insurance/annuities
           Companion Life Insurance Company (NY)                     Life insurance/annuities
           Mutual of Omaha Structured Settlement Company, Inc. (CT)  Structured settlements
           Mutual of Omaha Structure Settlement Company of
                                        New York, Inc. (NY)          Structured settlements
           United World Life Insurance Company (NE)                  Accident & health and life insurance
        United Properties Co. (CA) (50%)                             Real estate general partnership

*Subsidiaries of subsidiaries are indicated by indentations.

/1 Business address is Mutual of Omaha Insurance Company, Mutual of Omaha Plaza, Omaha, Nebraska 68175.

Item 27.       Number of Policyowners

               As of December 31, 1998, there were _____ Owners of the Policies.

Item 28.       Indemnification

               Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Companion pursuant to the foregoing provisions, or otherwise, Companion has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Companion of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), Companion will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue. With respect to indemnification, Article V, Section 8 of Companion's Bylaws provides as follows:

               The Corporation shall indemnify any person, made, or threatened to be made, a party to any action or proceeding other than one by or in the right of the Corporation to procure a judgment in its favor, whether civil or criminal, which any officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he, his testator or intestate, was an officer of the Corporation, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such officer acted, in good faith, for a purpose which he is reasonably believed to be in the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.. The termination of any such civil or criminal action proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such officer did not act, in good faith, for a purpose which he is reasonably believed to be in the best interests of the Corporation or that he had reasonable cause to believe that his conduct was unlawful.

Item 29.       Principal Underwriter

               (a) In addition to Registrant, Mutual of Omaha Investor Services, Inc. is the Principal Underwriter for policies offered by Companion Life Insurance Company through Companion Life Separate Account C.
               (b) The directors and officers of Mutual of Omaha Investor Services, Inc. (principal address: Mutual of Omaha Plaza, Omaha, Nebraska 68175) are as follows:

            NAME                            TITLE
          --------------             ----------------------
            John W. Weekly           Chairman
            Richard A. Witt          President, Director
            William J. Bluvas        Vice President, Finance and Treasurer
            M. Jane Huerter          Secretary and Director
            Lawrence F. Harr         Director
            John L. Maginn           Director

               (c) Mutual of Omaha Investor Services, Inc. ("MOIS") is the principal underwriter of the Policies. Commissions payable to a broker-dealer will be up to 7% of Purchase Payments. For the fiscal year ended December 31, 1997, Companion paid $329,337 in total compensation to MOIS; of this amount MOIS retained $ 36,342 as concessions for its services as Principal Underwriter and for distribution concessions, with the remaining amount paid to other broker-dealers.

Item 30.    Location of Accounts and Records

            The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Companion Life Insurance Company at Mutual of Omaha Plaza, Omaha, Nebraska 68175.

Item 31.    Management Services.

            All management policies are discussed in Part A or Part B of this registration statement.

Item 32.    Undertakings

            (a)Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Purchase Payments under the Policy may be accepted.
            (b)Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or
(ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.
            (c)Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Companion at the address or phone number listed in the Prospectus.
            (d)Companion Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Companion Life Insurance Company.

                                   SIGNATURES

        As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1993 and has caused this Post-effective Amendment No. 3 to the Registration Statement to be signed on its behalf, in the City of Omaha and State of Nebraska, on this 13th day of January, 1999.

                                     COMPANION SEPARATE ACCOUNT C

                                     COMPANION LIFE INSURANCE COMPANY
                                     Depositor

                                            /s/Kenneth W. Reitz
                                     ---------------------------------------
                                     By:    Kenneth W. Reitz
                                            Assistant Secretary


        As required by the Securities Act of 1933, this Post-effective amendment No. 3 Registration Statement has been signed by the following persons on January 13, 1999 in the capacities and on the duties indicated.


Signatures                                  Title
--------------                          ---------------
   /s/ John W. Weekly by Kenneth W. Reitz*
-----------------------
John W. Weekly                           Chairman

   /s/ Fred C. Boddy by Kenneth W. Reitz*
------------------------
Fred C. Boddy                            Vice President and Treasurer (Principal
                                         Financial and Accounting Officer)


        /s/ Kenneth W. Reitz
by __________________________________, for and on behalf of:
        Kenneth W. Reitz

John W. Weekly*              Chairman
William G. Campbell*         Director
Samuel L. Foggie*            Director
Kimberley S. Harm            Director
M. Jane Huerter*             Director
Charles T. Locke*            Director
John L. Maginn*              Director
James J. O'Neill             Director
Oscar S. Straus*             Director
John A. Sturgeon*            Director

* These individuals have granted Powers of Attorney executed on and between July 13 and August 1, 1995, whereby Kenneth W. Reitz is authorized to execute this Registration Statement on their behalf.